UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
c/o U.S. Bank Global Fund Services
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
(Name and address of agent for service)

(626) 914-7363
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  June 30, 2020

Item 1. Report to Stockholders.

Muzinich & Co.

Muzinich Credit Opportunities Fund

Muzinich U.S. High Yield
Corporate Bond Fund

Muzinich Low Duration Fund

Muzinich High Income
Floating Rate Fund

SEMI-ANNUAL REPORT
June 30, 2020

Important Notice: The U.S. Securities and Exchange Commission will permit funds to make shareholder reports available electronically beginning January 1, 2021. Accordingly, paper copies will no longer be mailed. Instead, at that time, the Muzinich Funds will send a notice, either by mail or e-mail, each time your fund’s updated report is available on our website at www.muzinichusfunds.com. Investors enrolled in electronic delivery will receive the notice by e-mail, with links to the updated report and don’t need to take any action. Investors who are not enrolled in electronic delivery by January 1, 2021 will receive the notice in the mail. All investors who prefer to receive shareholder reports in a printed format may, at any time, choose that option free of charge by calling 1-855-MUZINICH (1-855-689-4642).

Muzinich Funds

TABLE OF CONTENTS

Sector Allocations	1
Schedules of Investments	5
Statements of Assets and Liabilities	32
Statements of Operations	35
Statements of Changes in Net Assets	36
Financial Highlights	41
Notes to Financial Statements	48
Expense Examples	61
Statement Regarding Liquidity Risk Management Program	63
Additional Information	64
Privacy Notice	65

(This Page Intentionally Left Blank.)

Muzinich Credit Opportunities Fund
(“Credit Opportunities Fund”)

SECTOR ALLOCATIONS at June 30, 2020 (Unaudited)

Sector	% of Net Assets

Healthcare	14.9%
Telecommunications	9.6%
Banking	9.5%
Energy	6.9%
Food/Beverage/Tobacco	4.6%
Technology	4.5%
Super Retail	3.9%
Cable/Satellite TV	3.4%
Diversified Financial Services	3.1%
Quasi & Foreign Government	3.0%
Containers	2.8%
Homebuilders/Real Estate	2.7%
Capital Goods	2.3%
Automotive & Auto Parts	2.2%
Exchange Traded Funds	1.9%
Restaurants	1.9%
Diversified Media	1.8%
Broadcasting	1.7%
Chemicals	1.7%
Metals/Mining	1.4%
Building Materials	1.3%
Utilities	1.2%
Consumer Products	1.1%
Sovereign	1.0%
Affiliated Mutual Funds	0.8%
Airlines	0.8%
Services	0.8%
Transportation Excluding Air/Rail	0.8%
Paper	0.6%
Food & Drug Retail	0.5%
Aerospace/Defense	0.2%
Steel	0.2%
Cash & Equivalents[1]	6.9%
Total	100.0%

[1]	Represents cash and other assets in excess of liabilities.

Muzinich U.S. High Yield Corporate Bond Fund
(“U.S. High Yield Fund”)

SECTOR ALLOCATIONS at June 30, 2020 (Unaudited)

Sector	% of Net Assets

Energy	11.0%
Telecommunications	10.9%
Healthcare	9.9%
Cable/Satellite TV	6.3%
Gaming	4.8%
Broadcasting	4.6%
Technology	3.9%
Diversified Financial Services	3.7%
Food/Beverage/Tobacco	3.7%
Services	3.6%
Homebuilders/Real Estate	3.5%
Chemicals	3.2%
Automotive & Auto Parts	3.1%
Capital Goods	3.1%
Building Materials	2.7%
Banking	2.4%
Metals/Mining	2.4%
Super Retail	1.9%
Containers	1.8%
Steel	1.6%
Food & Drug Retail	1.5%
Utilities	1.3%
Leisure	1.1%
Diversified Media	0.9%
Paper	0.8%
Restaurants	0.8%
Consumer Products	0.7%
Insurance	0.5%
Airlines	0.4%
Transportation Excluding Air/Rail	0.4%
Aerospace/Defense	0.2%
Publishing/Printing	0.2%
Environmental	0.1%
Cash & Equivalents[1]	3.0%
Total	100.0%

[1]	Represents cash and other assets in excess of liabilities.

Muzinich Low Duration Fund
(“Low Duration Fund”)

SECTOR ALLOCATIONS at June 30, 2020 (Unaudited)

Sector	% of Net Assets

Banking	23.0%
Diversified Financial Services	10.4%
Homebuilders/Real Estate	9.2%
Automotive & Auto Parts	8.4%
Energy	8.4%
Telecommunications	5.0%
Chemicals	4.0%
Technology	3.6%
Services	2.8%
Quasi & Foreign Government	2.7%
Healthcare	2.4%
Utilities	2.3%
Capital Goods	1.9%
Metals/Mining	1.8%
Super Retail	1.3%
Building Materials	1.2%
Transportation Excluding Air/Rail	1.2%
Affiliated Mutual Funds	1.1%
Cable/Satellite TV	1.1%
Collateralized Loan Obligations	0.9%
Leisure	0.9%
Insurance	0.6%
Consumer-Products	0.5%
Diversified Media	0.5%
Food/Beverage/Tobacco	0.5%
Gaming	0.5%
Steel	0.5%
Aerospace/Defense	0.4%
Food & Drug Retail	0.4%
Airlines	0.3%
Containers	0.3%
Railroads	0.3%
Cash & Equivalents[1]	1.6%
Total	100.0%

[1]	Represents cash and other assets in excess of liabilities.

Muzinich High Income Floating Rate Fund
(“Floating Rate Fund”)

SECTOR ALLOCATIONS at June 30, 2020 (Unaudited)

Sector	% of Net Assets

Technology	11.4%
Healthcare	10.9%
Gaming	7.7%
Telecommunications	7.5%
Capital Goods	6.3%
Automotive & Auto Parts	4.6%
Services	4.4%
Consumer-Products	4.3%
Utilities	3.6%
Chemicals	3.4%
Leisure	3.0%
Steel	2.8%
Broadcasting	2.7%
Cable/Satellite TV	2.1%
Insurance	2.1%
Metals/Mining	2.1%
Energy	2.0%
Transportation Excluding Air/Rail	1.8%
Building Materials	1.7%
Food/Beverage/Tobacco	1.7%
Containers	1.0%
Diversified Financial Services	0.9%
Diversified Media	0.7%
Airlines	0.5%
Banking	0.4%
Cash & Equivalents[1]	10.4%
Total	100.0%

[1]	Represents cash and other assets in excess of liabilities.

Credit Opportunities Fund

SCHEDULE OF INVESTMENTS at June 30, 2020 (Unaudited)

Principal
Amount†			Value
CORPORATE BONDS: 89.4%

Aerospace/Defense: 0.2%
		Carrier Global Corp
	1,100,000	2.700%, 2/15/31	$1,098,794

Airlines: 0.8%
		Delta Air Lines Inc
	950,000	7.375%, 1/15/26	920,051
		Emirates Airline
	2,028,527	4.500%, 2/6/25	1,951,232
		Mileage Plus Holdings LLC /
		Mileage Plus Intellectual
		Property Assets Ltd
	750,000	6.500%, 6/20/27	753,750
			3,625,033
Automotive & Auto Parts: 2.2%
		Ford Motor Co
	1,125,000	8.500%, 4/21/23	1,191,797
		Ford Motor Credit Co LLC
	2,725,000	4.063%, 11/1/24	2,607,839
		General Motors Co
	760,000	5.400%, 10/2/23	822,368
	1,650,000	6.125%, 10/1/25	1,856,153
	550,000	6.800%, 10/1/27	641,812
		General Motors Financial Co Inc
	975,000	4.200%, 11/6/21	1,000,080
	775,000	5.200%, 3/20/23	828,781
		Kia Motors Corp
	470,000	3.250%, 4/21/26	493,092
	570,000	3.500%, 10/25/27	596,785
			10,038,707
Banking: 9.5%
		Australia & New Zealand
		Banking Group Ltd
	410,000	2.950% (5 Year CMT
		Rate + 1.288%), 7/22/30 [1,2]	418,466
		Banco Bradesco SA
	1,319,000	3.200%, 1/27/25	1,300,138
		Banco Daycoval SA
	850,000	4.250%, 12/13/24	835,691
		Banco do Brasil SA
	971,000	4.750%, 3/20/24	1,008,563
		Bank Leumi Le-Israel BM
	2,180,000	3.275% (5 Year CMT
		Rate + 1.631%), 1/29/31 [1,2]	2,125,195
		Bank of Ireland Group PLC
	2,075,000	4.125% (5 Year CMT
		Rate + 2.500%), 9/19/27 [1,2]	2,039,769
		Bank of New Zealand
	2,050,000	3.500%, 2/20/24	2,226,553
		Barclays Bank PLC
EUR	1,305,000	6.000%, 1/14/21	1,507,837
EUR	1,875,000	6.625%, 3/30/22	2,300,789
		Caixa Geral de Depositos SA
EUR	900,000	5.750% (5 Year Swap Rate
		EUR + 5.500%), 6/28/28 [1,2]	1,081,939
		CIT Group Inc
	1,800,000	5.000%, 8/15/22	1,843,857
	650,000	3.929% (SOFR + 3.827%), 6/19/24 [2]	631,378
		Commerzbank AG
EUR	1,800,000	7.750%, 3/16/21	2,106,233
		Credit Suisse AG
	700,000	6.500%, 8/8/23	767,318
		Credit Suisse Group AG
	1,000,000	7.500% (5 Year Swap Rate
		USD + 4.598%), 12/11/23 [1,2,4]	1,079,920
		DBS Group Holdings Ltd
EUR	872,000	1.500% (5 Year Swap Rate
		EUR + 1.200%), 4/11/28 [1,2]	995,302
		Deutsche Bank AG
	2,025,000	3.150%, 1/22/21	2,034,996
	1,425,000	4.250%, 10/14/21	1,462,707
		Emirates NBD Bank PJSC
	860,000	2.625%, 2/18/25	869,288
		Goldman Sachs Group Inc
	850,000	3.625%, 1/22/23	911,327
		Itau Unibanco Holding SA
	450,000	5.125%, 5/13/23	469,305
		JPMorgan Chase & Co
	2,725,000	1.514% (SOFR + 1.455%), 6/1/24 [1,2]	2,771,664
	1,975,000	3.875%, 9/10/24	2,191,107
		Macquarie Bank Ltd
	667,000	6.625%, 4/7/21	695,122
		Morgan Stanley
	1,800,000	4.100%, 5/22/23	1,946,093
		National Australia Bank Ltd
	2,000,000	3.933% (5 Year CMT
		Rate + 1.880%), 8/2/34 [1,2]	2,183,913
		Power Finance Corp Ltd
	2,000,000	3.950%, 4/23/30	1,908,854
		QNB Finance Ltd
	970,000	2.625%, 5/12/25	994,756
		Shinhan Bank Co Ltd
	1,000,000	4.000%, 4/23/29	1,098,783
		State Bank of India
	985,000	4.375%, 1/24/24	1,047,448
		Volksbank Wien AG
EUR	800,000	2.750% (5 Year Swap Rate
		EURIBOR + 2.550%), 10/6/27 [1,2]	858,600
			43,712,911
Broadcasting: 1.7%
		Netflix Inc
	1,050,000	5.375%, 11/15/29	1,151,409
		Nexstar Broadcasting Inc
	1,225,000	5.625%, 8/1/24	1,237,379

The accompanying notes are an integral part of these financial statements.

Credit Opportunities Fund

SCHEDULE OF INVESTMENTS at June 30, 2020 (Unaudited) (Continued)

Principal
Amount†			Value
CORPORATE BONDS: 89.4% (Continued)

Broadcasting: 1.7% (Continued)
		Sirius XM Radio Inc
	1,425,000	3.875%, 8/1/22	$1,437,362
	1,850,000	4.625%, 5/15/23	1,864,994
		TEGNA Inc
	750,000	4.625%, 3/15/28	694,369
	1,775,000	5.000%, 9/15/29	1,663,370
			8,048,883
Building Materials: 1.3%
		CEMEX Finance LLC
	900,000	6.000%, 4/1/24	893,529
		Cemex SAB de CV
EUR	910,000	2.750%, 12/5/24	945,003
		Martin Marietta Materials Inc
	1,375,000	4.250%, 7/2/24	1,499,850
		Standard Industries Inc
	1,050,000	4.375%, 7/15/30	1,050,000
		WESCO Distribution Inc
	1,525,000	7.125%, 6/15/25	1,609,836
			5,998,218
Cable/Satellite TV: 3.4%
		CCO Holdings LLC /
		CCO Holdings Capital Corp
	1,625,000	4.000%, 3/1/23	1,634,124
	1,300,000	5.375%, 5/1/25	1,335,886
	2,925,000	5.000%, 2/1/28	3,022,988
	2,050,000	4.750%, 3/1/30	2,100,676
		Charter Communications Operating
		LLC / Charter Communications
		Operating Capital
	1,525,000	2.800%, 4/1/31	1,549,062
	2,050,000	3.700%, 4/1/51	2,021,659
		CSC Holdings LLC
	1,000,000	6.625%, 10/15/25	1,041,865
	1,575,000	5.750%, 1/15/30	1,642,575
	1,450,000	4.125%, 12/1/30	1,439,125
			15,787,960
Capital Goods: 2.3%
		Deere & Co
	2,300,000	3.100%, 4/15/30	2,611,122
	1,125,000	3.750%, 4/15/50	1,390,559
		IDEX Corp
	800,000	3.000%, 5/1/30	835,849
		Roper Technologies Inc
	1,325,000	2.000%, 6/30/30	1,327,743
		Westinghouse Air Brake
		Technologies Corp
	1,900,000	4.400%, 3/15/24	2,016,635
		Xylem Inc
	1,550,000	1.950%, 1/30/28	1,566,522
	1,025,000	2.250%, 1/30/31	1,033,341
			10,781,771
Chemicals: 1.7%
		Sherwin-Williams Co
	1,225,000	4.200%, 1/15/22	1,274,456
	1,325,000	3.450%, 6/1/27	1,484,706
	2,200,000	2.300%, 5/15/30	2,250,414
		UPL Corp Ltd
	1,822,000	4.500%, 3/8/28	1,816,753
		Yara International ASA
	975,000	3.148%, 6/4/30	1,010,009
			7,836,338
Consumer-Products: 1.1%
		Church & Dwight Co Inc
	900,000	3.150%, 8/1/27	992,211
		Clorox Co
	1,650,000	1.800%, 5/15/30	1,668,551
		Energizer Holdings Inc
	1,125,000	5.500%, 6/15/25	1,163,143
		Kimberly-Clark de
		Mexico SAB de CV
	720,000	2.431%, 7/1/31	728,086
		Stanley Black & Decker Inc
	375,000	4.000% (5 Year CMT
		Rate + 2.657%), 3/15/60 [1,2]	375,589
		Winnebago Industries
	175,000	6.250%, 7/15/28	175,000
			5,102,580
Containers: 2.8%
		Ardagh Packaging Finance PLC /
		Ardagh Holdings USA Inc
	537,000	6.000%, 2/15/25	551,188
EUR	1,525,000	2.125%, 8/15/26	1,652,235
		Ball Corp
EUR	1,550,000	1.500%, 3/15/27	1,673,240
		Berry Global Inc
	594,000	5.500%, 5/15/22	596,741
	389,000	6.000%, 10/15/22	390,702
	1,375,000	5.125%, 7/15/23	1,387,877
	550,000	4.875%, 7/15/26	558,825
		Crown European Holdings SA
EUR	1,900,000	0.750%, 2/15/23	2,063,541
		Reynolds Group Issuer Inc /
		Reynolds Group Issuer LLC /
		Reynolds Group Issuer Lu
	1,350,000	5.125%, 7/15/23	1,362,170
		Silgan Holdings Inc
EUR	500,000	2.250%, 6/1/28	541,749
		Sonoco Products Co
	1,915,000	3.125%, 5/1/30	2,003,110
			12,781,378
Diversified Financial Services: 3.1%
		Alliance Data Systems Corp
	1,200,000	4.750%, 12/15/24	1,083,750

The accompanying notes are an integral part of these financial statements.

Credit Opportunities Fund

SCHEDULE OF INVESTMENTS at June 30, 2020 (Unaudited) (Continued)

Principal
Amount†			Value
CORPORATE BONDS: 89.4% (Continued)

Diversified Financial Services: 3.1% (Continued)
		China Cinda Finance 2017 I Ltd
	906,000	4.750%, 2/21/29	$1,058,050
		Grupo de Inversiones
		Suramericana SA
	1,500,000	5.500%, 4/29/26	1,617,660
		Icahn Enterprises LP / Icahn
		Enterprises Finance Corp
	1,200,000	4.750%, 9/15/24	1,130,118
		Kuwait Projects Co SPC Ltd
	900,000	9.375%, 7/15/20	906,093
		MDGH - GMTN BV
EUR	760,000	3.625%, 5/30/23	926,408
	790,000	2.500%, 5/21/26	813,716
		MSCI Inc
	1,025,000	3.625%, 9/1/30	1,021,638
		Refinitiv US Holdings Inc
EUR	1,350,000	4.500%, 5/15/26	1,584,477
		SoftBank Group Corp
	300,000	5.375%, 7/30/22	308,434
EUR	1,800,000	4.000%, 4/20/23	2,049,579
		Springleaf Finance Corp
	1,000,000	7.750%, 10/1/21	1,042,725
	625,000	6.125%, 3/15/24	636,441
			14,179,089
Diversified Media: 1.8%
		Lamar Media Corp
	1,175,000	5.750%, 2/1/26	1,214,873
		Outfront Media Capital LLC /
		Outfront Media Capital Corp
	1,475,000	5.625%, 2/15/24	1,482,530
		Prosus NV
	1,760,000	5.500%, 7/21/25	1,995,840
	1,090,000	3.680%, 1/21/30	1,144,042
		Walt Disney Co
	1,675,000	2.200%, 1/13/28	1,751,789
	550,000	3.500%, 5/13/40	602,846
			8,191,920
Energy: 6.9%
		CNOOC Finance 2013 Ltd
	1,100,000	4.250%, 5/9/43	1,321,961
	450,000	3.300%, 9/30/49	478,471
		Delek & Avner Tamar Bond Ltd
	800,000	4.435%, 12/30/20	799,687
		Gazprom PJSC Via Gaz Capital SA
EUR	713,000	3.125%, 11/17/23	837,604
		Lukoil International Finance BV
	965,000	4.563%, 4/24/23	1,025,361
		MOL Hungarian Oil & Gas PLC
EUR	805,000	2.625%, 4/28/23	947,104
		Petrobras Global Finance BV
	1,175,000	4.375%, 5/20/23	1,197,913
		Plains All American Pipeline LP /
		PAA Finance Corp
	2,025,000	3.600%, 11/1/24	2,070,364
	1,806,000	3.800%, 9/15/30	1,773,181
		Reliance Holding USA Inc
	920,000	5.400%, 2/14/22	970,238
		Rockies Express Pipeline LLC
	2,425,000	3.600%, 5/15/25	2,248,399
	1,675,000	4.950%, 7/15/29	1,566,628
	1,925,000	4.800%, 5/15/30	1,789,047
		Sabine Pass Liquefaction LLC
	2,275,000	5.625%, 4/15/23	2,489,876
		Saudi Arabian Oil Co
	400,000	3.500%, 4/16/29	432,153
	900,000	4.250%, 4/16/39	1,004,516
		Southern Star Central Corp
	4,650,000	5.125%, 7/15/22	4,650,612
		Transcontinental Gas
		Pipe Line Co LLC
	1,100,000	3.250%, 5/15/30	1,177,156
		Valero Energy Corp
	1,122,000	2.850%, 4/15/25	1,185,325
		Williams Cos Inc
	1,200,000	3.600%, 3/15/22	1,247,614
	1,000,000	3.700%, 1/15/23	1,058,076
	1,500,000	4.000%, 9/15/25	1,663,736
			31,935,022
Food & Drug Retail: 0.5%
		Albertsons Cos Inc / Safeway Inc /
		New Albertsons LP / Albertsons LLC
	750,000	6.625%, 6/15/24	769,500
	1,525,000	4.625%, 1/15/27	1,526,609
			2,296,109
Food/Beverage/Tobacco: 4.6%
		BRF SA
EUR	875,000	2.750%, 6/3/22	979,445
	1,200,000	4.750%, 5/22/24	1,223,574
	1,062,000	4.875%, 1/24/30	1,002,263
		Constellation Brands Inc
	2,250,000	4.750%, 11/15/24	2,593,012
	1,160,000	4.750%, 12/1/25	1,365,746
		Fomento Economico
		Mexicano SAB de CV
	1,020,000	3.500%, 1/16/50	1,056,027
		General Mills Inc
	1,150,000	2.875%, 4/15/30	1,254,728
		Grupo Bimbo SAB de CV
	2,200,000	3.875%, 6/27/24	2,368,655
		Herbalife Nutrition Ltd /
		HLF Financing Inc
	675,000	7.875%, 9/1/25	698,203

The accompanying notes are an integral part of these financial statements.

Credit Opportunities Fund

SCHEDULE OF INVESTMENTS at June 30, 2020 (Unaudited) (Continued)

Principal
Amount†			Value
CORPORATE BONDS: 89.4% (Continued)

Food/Beverage/Tobacco: 4.6% (Continued)
		J M Smucker Co
	1,800,000	2.375%, 3/15/30	$1,841,704
		Keurig Dr Pepper Inc
	1,825,000	4.057%, 5/25/23	1,990,507
	550,000	3.200%, 5/1/30	613,138
		Kraft Heinz Foods Co
	675,000	3.000%, 6/1/26	680,847
		MARB BondCo PLC
	1,479,000	7.000%, 3/15/24	1,486,602
		Post Holdings Inc
	1,050,000	5.750%, 3/1/27	1,087,175
		Sigma Alimentos S.A. de CV
	1,048,000	4.125%, 5/2/26	1,104,120
			21,345,746
Healthcare: 14.9%
		AbbVie Inc
	1,350,000	2.300%, 11/21/22	1,397,062
	1,400,000	2.950%, 11/21/26	1,524,013
	2,850,000	3.200%, 11/21/29	3,148,655
		AMN Healthcare Inc
	975,000	4.625%, 10/1/27	952,268
		Anthem Inc
	1,650,000	2.250%, 5/15/30	1,694,908
		Avantor Inc
	2,000,000	6.000%, 10/1/24	2,092,000
	1,000,000	9.000%, 10/1/25	1,076,250
		Bausch Health Cos Inc
	1,181,000	5.875%, 5/15/23	1,178,969
	2,400,000	6.125%, 4/15/25	2,437,632
	1,925,000	5.750%, 8/15/27	2,044,947
	1,900,000	6.250%, 2/15/29	1,913,062
	1,250,000	5.250%, 1/30/30	1,187,337
		Becton Dickinson and Co
	129,000	3.250%, 11/12/20	130,033
	1,125,000	2.823%, 5/20/30	1,191,883
	2,200,000	3.794%, 5/20/50	2,450,211
		Bristol-Myers Squibb Co
	975,000	3.400%, 7/26/29	1,136,781
		Centene Corp
	1,500,000	4.750%, 5/15/22	1,520,212
	1,000,000	5.375%, 6/1/26	1,040,725
	1,000,000	5.375%, 8/15/26	1,044,275
		Charles River Laboratories
		International Inc
	700,000	4.250%, 5/1/28	700,826
		Cigna Corp
	1,625,000	2.400%, 3/15/30	1,688,262
		CVS Health Corp
	2,050,000	3.000%, 8/15/26	2,246,687
	1,275,000	4.300%, 3/25/28	1,492,170
	1,575,000	3.250%, 8/15/29	1,743,566
	1,125,000	3.750%, 4/1/30	1,298,752
		DaVita Inc
	1,500,000	4.625%, 6/1/30	1,493,738
		HCA Inc
	1,000,000	5.875%, 5/1/23	1,082,730
	2,075,000	5.250%, 4/15/25	2,381,272
	3,125,000	3.500%, 9/1/30	3,013,725
		Health Care Service Corp A
		Mutual Legal Reserve Co
	1,625,000	2.200%, 6/1/30	1,628,997
	1,600,000	3.200%, 6/1/50	1,632,662
		LifePoint Health Inc
	350,000	6.750%, 4/15/25	362,250
	625,000	4.375%, 2/15/27	592,188
		Merck & Co Inc
	2,125,000	2.350%, 6/24/40	2,167,409
	2,125,000	2.450%, 6/24/50	2,142,556
		Molina Healthcare Inc
	1,825,000	5.375%, 11/15/22	1,865,561
	600,000	4.375%, 6/15/28	600,375
		Select Medical Corp
	625,000	6.250%, 8/15/26	633,238
		Stryker Corp
	1,250,000	2.900%, 6/15/50	1,257,077
		Tenet Healthcare Corp
	675,000	4.625%, 7/15/24	662,273
	950,000	7.500%, 4/1/25	1,014,719
		Teva Pharmaceutical Finance Co BV
	1,050,000	3.650%, 11/10/21	1,045,816
		Teva Pharmaceutical Finance IV BV
	1,000,000	3.650%, 11/10/21	1,001,225
		UnitedHealth Group Inc
	1,700,000	2.750%, 5/15/40	1,822,667
		Upjohn Inc
	775,000	1.650%, 6/22/25	791,140
	1,850,000	3.850%, 6/22/40	1,995,020
	1,425,000	4.000%, 6/22/50	1,522,308
			69,040,432
Homebuilders/Real Estate: 2.7%
		Equinix Inc
	1,800,000	5.875%, 1/15/26	1,898,478
EUR	1,400,000	2.875%, 2/1/26	1,603,060
	1,925,000	1.800%, 7/15/27	1,933,605
	1,400,000	3.200%, 11/18/29	1,524,943
	3,200,000	2.150%, 7/15/30	3,183,936
		iStar Inc
	25,000	4.750%, 10/1/24	23,393
		Lennar Corp
	1,100,000	4.750%, 4/1/21	1,115,791
		Shimao Group Holdings Ltd
	1,000,000	4.750%, 7/3/22	1,020,649
			12,303,855

The accompanying notes are an integral part of these financial statements.

Credit Opportunities Fund

SCHEDULE OF INVESTMENTS at June 30, 2020 (Unaudited) (Continued)

Principal
Amount†			Value
CORPORATE BONDS: 89.4% (Continued)

Metals/Mining: 1.4%
		AngloGold Ashanti Holdings PLC
	938,000	6.500%, 4/15/40	$1,079,275
		Corp Nacional del Cobre de Chile
EUR	1,610,000	2.250%, 7/9/24	1,895,740
		Gold Fields Orogen
		Holdings BVI Ltd
	900,000	6.125%, 5/15/29	1,031,670
		Nexa Resources SA
	950,000	5.375%, 5/4/27	921,206
		Novelis Corp
	1,314,000	5.875%, 9/30/26	1,316,996
			6,244,887
Paper: 0.6%
		Inversiones CMPC SA
	1,200,000	4.375%, 4/4/27	1,285,272
	960,000	3.850%, 1/13/30	981,778
		Klabin Austria GmbH
	280,000	5.750%, 4/3/29	295,873
			2,562,923
Quasi & Foreign Government: 3.0%
		Abu Dhabi Government
		International Bond
	1,818,000	2.500%, 9/30/29	1,910,300
	860,000	3.125%, 4/16/30	949,710
		Colombia Government
		International Bond
	1,000,000	3.000%, 1/30/30	992,385
		Indian Railway Finance Corp Ltd
	1,450,000	3.730%, 3/29/24	1,523,896
		Indian Railway Finance Corp Ltd
	1,175,000	3.249%, 2/13/30	1,167,725
		Indonesia Government
		International Bond
	1,600,000	4.750%, 2/11/29	1,858,167
		Israel Government International Bond
	610,000	2.750%, 7/3/30	674,196
		SPARC EM SPC Panama
		Metro Line 2 SP
	142,043	—%, 12/5/22 [3]	137,301
		State of Israel
	565,000	2.500%, 1/15/30	611,612
		Mexico Government
		International Bond
	900,000	4.500%, 4/22/29	979,538
		Panama Government
		International Bond
	1,000,000	3.160%, 1/23/30	1,076,375
		Romanian Government
		International Bond
EUR	1,000,000	3.875%, 10/29/35	1,215,441
		Russian Foreign Bond – Eurobond
	800,000	4.375%, 3/21/29	911,000
			14,007,646
Restaurants: 1.9%
		1011778 BC ULC /
		New Red Finance Inc
	1,025,000	4.250%, 5/15/24	1,027,839
	3,450,000	5.000%, 10/15/25	3,435,527
		KFC Holding Co/Pizza Hut Holdings
		LLC/Taco Bell of America LLC
	4,045,000	5.000%, 6/1/24	4,131,381
		Yum! Brands Inc
	450,000	3.875%, 11/1/20	451,625
			9,046,372
Services: 0.8%
		Aramark Services Inc
	975,000	6.375%, 5/1/25	1,008,642
		New Oriental Education
		& Technology Group Inc
	1,375,000	2.125%, 7/2/25	1,355,826
		Techem Verwaltungsgesellschaft
		675 mbH
EUR	1,200,000	2.000%, 7/15/25	1,291,232
			3,655,700
Steel: 0.2%
		Gerdau Trade Inc
	850,000	4.875%, 10/24/27	893,401

Super Retail: 3.9%
		Amazon.com Inc
	1,500,000	2.500%, 6/3/50	1,547,994
		Hanesbrands Inc
	1,525,000	5.375%, 5/15/25	1,545,016
		Home Depot Inc
	1,125,000	3.300%, 4/15/40	1,267,517
	1,525,000	3.350%, 4/15/50	1,750,830
		JD.com Inc
	2,471,000	3.375%, 1/14/30	2,642,463
		Levi Strauss & Co
	325,000	5.000%, 5/1/25	327,407
	225,000	5.000%, 5/1/25	226,666
		Target Corp
	1,400,000	2.350%, 2/15/30	1,499,025
	1,800,000	2.650%, 9/15/30	1,982,289
		TJX Cos Inc
	1,650,000	3.500%, 4/15/25	1,838,710
	1,650,000	3.875%, 4/15/30	1,942,999
	1,100,000	4.500%, 4/15/50	1,419,849
			17,990,765

The accompanying notes are an integral part of these financial statements.

Credit Opportunities Fund

SCHEDULE OF INVESTMENTS at June 30, 2020 (Unaudited) (Continued)

Principal
Amount†			Value
CORPORATE BONDS: 89.4% (Continued)

Technology: 4.5%
		Applied Materials Inc
	1,100,000	1.750%, 6/1/30	$1,126,727
		Baidu Inc
	909,000	4.875%, 11/14/28	1,071,813
	780,000	3.425%, 4/7/30	848,905
		Broadcom Inc
	2,550,000	2.250%, 11/15/23	2,636,830
		Intel Corp
	1,525,000	3.750%, 3/25/27	1,778,080
		NVIDIA Corp
	1,925,000	2.850%, 4/1/30	2,146,039
	550,000	3.500%, 4/1/40	643,829
	2,600,000	3.500%, 4/1/50	2,987,661
		NXP BV / NXP Funding LLC /
		NXP USA Inc
	900,000	2.700%, 5/1/25	944,928
	900,000	3.150%, 5/1/27	956,086
	1,025,000	3.400%, 5/1/30	1,105,114
		Oracle Corp
	725,000	2.500%, 4/1/25	777,350
	500,000	2.950%, 4/1/30	557,983
		Tencent Holdings Ltd
	1,300,000	3.975%, 4/11/29	1,460,726
	450,000	2.390%, 6/3/30	451,158
		Xiaomi Best Time International Ltd
	1,270,000	3.375%, 4/29/30	1,254,676
			20,747,905
Telecommunications: 9.6%
		America Movil SAB de CV
	1,400,000	3.625%, 4/22/29	1,557,486
		American Tower Corp
	1,781,000	3.800%, 8/15/29	2,019,536
		AT&T Inc
	1,400,000	2.300%, 6/1/27	1,451,643
	1,867,000	4.300%, 2/15/30	2,189,750
	1,500,000	3.500%, 6/1/41	1,578,188
	2,000,000	3.650%, 6/1/51	2,103,802
	975,000	3.850%, 6/1/60	1,045,144
		CenturyLink Inc
	1,150,000	5.125%, 12/15/26	1,148,913
		Crown Castle International Corp
	1,350,000	3.650%, 9/1/27	1,510,991
	1,500,000	3.250%, 1/15/51	1,521,828
		Level 3 Financing Inc
	1,300,000	5.375%, 1/15/24	1,314,488
	3,700,000	3.400%, 3/1/27	3,921,168
	2,475,000	3.875%, 11/15/29	2,615,172
		Ooredoo International Finance Ltd
	950,000	5.000%, 10/19/25	1,088,716
		SBA Communications Corp
	1,000,000	4.875%, 9/1/24	1,025,000
		SES SA
EUR	1,825,000	5.625% (5 Year Swap Rate
		EUR + 5.401%), 1/29/24 [2,4]	2,112,721
		Sprint Corp
	1,850,000	7.125%, 6/15/24	2,092,239
		TalkTalk Telecom Group PLC
GBP	700,000	3.875%, 2/20/25	840,566
		T-Mobile USA Inc
	1,000,000	6.000%, 3/1/23	1,005,870
	1,000,000	6.500%, 1/15/24	1,024,815
	1,000,000	6.000%, 4/15/24	1,024,815
	975,000	6.375%, 3/1/25	1,002,787
	2,800,000	3.750%, 4/15/27	3,106,376
	2,675,000	3.875%, 4/15/30	2,982,184
		VEON Holdings BV
	1,250,000	4.000%, 4/9/25	1,294,556
		Verizon Communications Inc
	825,000	3.000%, 3/22/27	916,578
	925,000	4.016%, 12/3/29	1,105,298
			44,600,630
Transportation Excluding Air/Rail: 0.8%
		DP World Crescent Ltd
	1,850,000	4.848%, 9/26/28	1,954,655
		DP World PLC
EUR	740,000	2.375%, 9/25/26	808,735
		Q-Park Holding I BV
EUR	1,025,000	2.000% (3 Month
		EURIBOR + 2.000%), 3/1/26 [1]	1,083,523
			3,846,913
Utilities: 1.2%
		Indiantown Cogeneration LP
	76,432	9.770%, 12/15/20	77,383
		Israel Electric Corp Ltd
	2,217,000	4.250%, 8/14/28	2,514,965
		NextEra Energy Operating
		Partners LP
	1,925,000	4.250%, 7/15/24	1,950,468
		Pacific Gas and Electric Co
	825,000	1.750%, 6/16/22	828,382
			5,371,198
TOTAL CORPORATE BONDS
(Cost $402,755,097)			413,073,086

US GOVERNMENT NOTES/BONDS: 1.0%

Sovereign: 1.0%
		United States Treasury Note
	4,500,000	0.625%, 5/15/30	4,488,222
TOTAL US GOVERNMENT NOTES/BONDS
(Cost $4,434,434)			4,488,222

The accompanying notes are an integral part of these financial statements.

Credit Opportunities Fund

SCHEDULE OF INVESTMENTS at June 30, 2020 (Unaudited) (Continued)

Shares	Value
EXCHANGE TRADED FUNDS: 1.9%
65,000	iShares iBoxx $Investment
Grade Corporate Bond ETF	$8,742,500
TOTAL EXCHANGE TRADED FUNDS
(Cost $8,643,169)	8,742,500

AFFILIATED MUTUAL FUNDS: 0.8%
400,000	Muzinich High Income Floating
Rate Fund – Institutional Class	3,772,000
TOTAL AFFILIATED MUTUAL FUNDS
(Cost $4,000,000)	3,772,000
TOTAL INVESTMENTS IN SECURITIES: 93.1%
(Cost $419,832,700)	430,075,808
Other Assets in Excess of Liabilities: 6.9%	31,910,667
TOTAL NET ASSETS: 100.0%	$461,986,475

†	In USD unless otherwise indicated.
CMT – United States Constant Maturity Treasury Note
ETF – Exchange Traded Fund
EUR – Euro
EurIBOR – Euro Interbank Offered Rate
GBP – Great Britain Pound
USD – United States Dollar
[1]	Variable rate security; rate shown is the rate in effect on June 30, 2020. An index may have a negative rate. Interest rate may also be subject to a ceiling or floor.
[2]	Fixed-to-variable or fixed-to-float bond; rate shown is the rate in effect on June 30, 2020. An index may have a negative rate. Interest rate may also be subject to a ceiling or floor.
[3]	Zero coupon security.
[4]	Perpetual call date security. Date shown is next call date.

SCHEDULE OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS at June 30, 2020 (Unaudited)

The Credit Opportunities Fund had the following forward foreign currency exchange contracts outstanding with the Bank of New York.

		U.S. Dollar Value at		U.S. Dollar Value at	Unrealized Appreciation
Settlement Date	Currency to be Delivered	June 30, 2020	Currency to be Received	June 30, 2020	(Depreciation)
9/16/20	EUR 38,000,000	$42,768,182	$43,203,340	$43,203,340	$435,158
9/16/20	GBP 3,200,000	3,966,955	$ 4,080,957	4,080,957	114,002
9/16/20	$ 5,606,075	5,606,075	EUR 5,000,000	5,627,392	21,317
9/16/20	$ 3,134,988	3,134,988	GBP 2,500,000	3,099,184	(35,804)
		$55,476,200		$56,010,873	$534,673

The accompanying notes are an integral part of these financial statements.

U.S. High Yield Fund

SCHEDULE OF INVESTMENTS at June 30, 2020 (Unaudited)

Principal
Amount		Value
CORPORATE BONDS: 90.5%

Aerospace/Defense: 0.2%
	Bombardier Inc
$125,000	6.000%, 10/15/22	$88,431

Airlines: 0.2%
	VistaJet Malta Finance PLC /
	XO Management Holding Inc
100,000	10.500%, 6/1/24	90,260

Automotive & Auto Parts: 2.5%
	American Axle & Manufacturing Inc
215,000	6.250%, 4/1/25	211,712
	Clarios Global LP / Clarios US Finance Co
100,000	6.250%, 5/15/26	103,567
125,000	8.500%, 5/15/27	125,934
	Dana Inc
150,000	5.500%, 12/15/24	151,672
	Ford Motor Co
125,000	9.000%, 4/22/25	135,509
	Ford Motor Credit Co LLC
200,000	4.250%, 9/20/22	196,792
450,000	5.113%, 5/3/29	439,162
	Meritor Inc
125,000	6.250%, 6/1/25	126,719
		1,491,067
Banking: 2.4%
	Ally Financial Inc
75,000	8.000%, 11/1/31	96,967
	CIT Group Inc
100,000	5.000%, 8/15/22	102,436
25,000	4.750%, 2/16/24	25,396
125,000	3.929% (SOFR + 3.827%), 6/19/24 [2,4]	121,419
	Deutsche Bank AG
400,000	4.296% (5 Year Swap Rate
	USD + 2.248%), 5/24/28 [1,3]	365,865
	Dresdner Funding Trust I
150,000	8.151%, 6/30/31	206,726
	Royal Bank of Scotland Group PLC
200,000	7.648% (3 Month LIBOR
	USD + 2.500%), 9/30/31 [1,2,3]	289,744
	UniCredit SPA
200,000	7.296% (5 Year Mid Swap Rate
	USD + 4.914%), 4/2/34 [1,3]	227,365
		1,435,918
Broadcasting: 4.6%
	Belo Corp
125,000	7.750%, 6/1/27	138,978
50,000	7.250%, 9/15/27	53,428
	Diamond Sports Group LLC /
	Diamond Sports Finance Co
275,000	5.375%, 8/15/26	200,428
	Gray Television Inc
150,000	5.125%, 10/15/24	150,391
425,000	5.875%, 7/15/26	424,016
25,000	7.000%, 5/15/27	25,691
	iHeartCommunications Inc
175,000	8.375%, 5/1/27	160,683
	Netflix Inc
100,000	4.875%, 4/15/28	107,090
150,000	4.875%, 6/15/30	161,279
	Nexstar Broadcasting Inc
500,000	5.625%, 8/1/24	505,052
50,000	5.625%, 7/15/27	49,752
	Sinclair Television Group Inc
25,000	5.875%, 3/15/26	24,714
100,000	5.125%, 2/15/27	91,356
	Sirius XM Radio Inc
74,000	4.625%, 5/15/23	74,600
150,000	4.625%, 7/15/24	154,029
100,000	5.375%, 4/15/25	102,960
	TEGNA Inc
275,000	4.625%, 3/15/28	254,602
150,000	5.000%, 9/15/29	140,566
		2,819,615
Building Materials: 2.7%
	Beacon Roofing Supply Inc
250,000	4.875%, 11/1/25	223,792
	BMC East LLC
125,000	5.500%, 10/1/24	126,393
	New Enterprise Stone & Lime Co Inc
300,000	6.250%, 3/15/26	302,568
	SRS Distribution Inc
150,000	8.250%, 7/1/26	152,784
	Standard Industries Inc
125,000	5.375%, 11/15/24	128,827
75,000	6.000%, 10/15/25	77,429
25,000	5.000%, 2/15/27	25,385
175,000	4.375%, 7/15/30	175,000
	WESCO Distribution Inc
150,000	7.125%, 6/15/25	158,345
250,000	7.250%, 6/15/28	265,000
		1,635,523
Cable/Satellite TV: 6.1%
	CCO Holdings LLC /
	CCO Holdings Capital Corp
25,000	5.375%, 5/1/25	25,690
325,000	5.500%, 5/1/26	337,238
25,000	5.875%, 5/1/27	26,112
100,000	5.000%, 2/1/28	103,350
150,000	5.375%, 6/1/29	158,421
100,000	4.750%, 3/1/30	102,472
75,000	4.500%, 5/1/32	76,031

The accompanying notes are an integral part of these financial statements.

U.S. High Yield Fund

SCHEDULE OF INVESTMENTS at June 30, 2020 (Unaudited) (Continued)

Principal
Amount		Value
CORPORATE BONDS: 90.5% (Continued)

Cable/Satellite TV: 6.1% (Continued)
	CSC Holdings LLC
$400,000	5.375%, 7/15/23	$406,080
225,000	10.875%, 10/15/25	242,403
200,000	5.375%, 2/1/28	209,581
200,000	7.500%, 4/1/28	218,831
200,000	5.750%, 1/15/30	208,581
	DISH DBS Corp
75,000	6.750%, 6/1/21	76,530
225,000	5.875%, 11/15/24	224,261
	Midcontinent Communications /
	Midcontinent Finance Corp
275,000	5.375%, 8/15/27	280,208
	UPC Holding BV
875,000	5.500%, 1/15/28	842,349
	Virgin Media Secured Finance PLC
200,000	5.500%, 8/15/26	205,169
		3,743,307
Capital Goods: 3.1%
	Amsted Industries Inc
100,000	5.625%, 7/1/27	103,481
250,000	4.625%, 5/15/30	247,843
	ATS Automation Tooling Systems Inc
125,000	6.500%, 6/15/23	125,924
	BCD Acquisition Inc
475,000	9.625%, 9/15/23	455,105
	Griffon Corp
200,000	5.750%, 3/1/28	198,000
	JB Poindexter & Co Inc
175,000	7.125%, 4/15/26	177,373
	Manitowoc Co Inc
275,000	9.000%, 4/1/26	273,065
	Park-Ohio Industries Inc
175,000	6.625%, 4/15/27	144,123
	Resideo Funding Inc
150,000	6.125%, 11/1/26	147,098
		1,872,012
Chemicals: 2.6%
	Blue Cube Spinco LLC
125,000	9.750%, 10/15/23	129,139
	Compass Minerals International Inc
150,000	6.750%, 12/1/27	157,753
	Consolidated Energy Finance SA
150,000	4.063% (3 Month LIBOR
	USD + 3.750%), 6/15/22 [1]	133,557
350,000	6.875%, 6/15/25	298,590
	CVR Partners LP /
	CVR Nitrogen Finance Corp
150,000	9.250%, 6/15/23	147,391
	Koppers Inc
350,000	6.000%, 2/15/25	341,464
	Kraton Polymers LLC /
	Kraton Polymers Capital Corp
275,000	7.000%, 4/15/25	277,340
	Neon Holdings Inc
100,000	10.125%, 4/1/26	99,750
		1,584,984
Consumer-Products: 0.7%
	Energizer Holdings Inc
275,000	5.500%, 6/15/25	284,324
100,000	6.375%, 7/15/26	103,647
	Winnebago Industries
50,000	6.250%, 7/15/28	50,000
		437,971
Containers: 1.8%
	Ardagh Packaging Finance PLC /
	Ardagh Holdings USA Inc
400,000	5.250%, 8/15/27	393,628
	Berry Global Inc
23,000	5.500%, 5/15/22	23,106
75,000	4.875%, 7/15/26	76,204
	Graphic Packaging International LLC
75,000	4.750%, 7/15/27	79,392
	Greif Inc
250,000	6.500%, 3/1/27	255,046
	Reynolds Group Issuer Inc /
	Reynolds Group Issuer LLC /
	Reynolds Group Issuer Lu
250,000	4.719% (3 Month LIBOR
	USD + 3.500%), 7/15/21 [1]	248,829
		1,076,205
Diversified Financial Services: 3.7%
	Alliance Data Systems Corp
550,000	4.750%, 12/15/24	496,719
	Icahn Enterprises LP /
	Icahn Enterprises Finance Corp
100,000	6.250%, 2/1/22	100,472
75,000	6.750%, 2/1/24	75,836
175,000	4.750%, 9/15/24	164,809
75,000	6.250%, 5/15/26	75,228
125,000	5.250%, 5/15/27	121,016
	Ladder Capital Finance Holdings LLLP /
	Ladder Capital Finance Corp
275,000	5.250%, 10/1/25	238,107
50,000	4.250%, 2/1/27	40,125
	LPL Holdings Inc
50,000	5.750%, 9/15/25	50,781
25,000	4.625%, 11/15/27	24,766
	Navient Corp
100,000	5.875%, 3/25/21	98,531
150,000	6.500%, 6/15/22	147,844
The accompanying notes are an integral part of these financial statements.

U.S. High Yield Fund

SCHEDULE OF INVESTMENTS at June 30, 2020 (Unaudited) (Continued)

Principal
Amount		Value
CORPORATE BONDS: 90.5% (Continued)

Diversified Financial Services: 3.7% (Continued)
	Springleaf Finance Corp
$50,000	6.875%, 3/15/25	$51,413
437,000	8.875%, 6/1/25	467,994
75,000	7.125%, 3/15/26	77,718
50,000	5.375%, 11/15/29	47,060
		2,278,419
Diversified Media: 0.9%
	Clear Channel Worldwide Holdings Inc
125,000	5.125%, 8/15/27	120,220
	Lamar Media Corp
125,000	5.000%, 5/1/23	126,014
50,000	3.750%, 2/15/28	47,296
25,000	4.000%, 2/15/30	23,993
	Nielsen Co Luxembourg SARL
125,000	5.500%, 10/1/21	125,439
	Nielsen Finance LLC / Nielsen Finance Co
100,000	5.000%, 4/15/22	99,746
		542,708
Energy: 10.8%
	Antero Resources Corp
100,000	5.375%, 11/1/21	92,832
100,000	5.625%, 6/1/23	64,312
	Apache Corp
100,000	3.250%, 4/15/22	96,790
175,000	5.100%, 9/1/40	144,023
	Archrock Partners LP /
	Archrock Partners Finance Corp
150,000	6.250%, 4/1/28	136,875
	Berry Petroleum Co LLC
100,000	7.000%, 2/15/26	81,356
	Blue Racer Midstream LLC /
	Blue Racer Finance Corp
150,000	6.625%, 7/15/26	134,034
	Buckeye Partners LP
100,000	4.150%, 7/1/23	97,593
125,000	3.950%, 12/1/26	118,178
50,000	5.600%, 10/15/44	40,156
	Cheniere Energy Partners LP
75,000	5.250%, 10/1/25	74,827
	CITGO Petroleum Corp
325,000	6.250%, 8/15/22	323,988
200,000	7.000%, 6/15/25	200,750
	CrownRock LP / CrownRock Finance Inc
125,000	5.625%, 10/15/25	112,421
	DCP Midstream Operating LP
100,000	4.750%, 9/30/21	101,941
150,000	3.875%, 3/15/23	145,967
125,000	5.600%, 4/1/44	100,537
	Delek Logistics Partners LP /
	Delek Logistics Finance Corp
100,000	6.750%, 5/15/25	92,864
	EQM Midstream Partners LP
75,000	6.500%, 7/1/27	77,004
	EQT Corp
150,000	6.125%, 2/1/25	149,739
	Genesis Energy LP /
	Genesis Energy Finance Corp
200,000	5.625%, 6/15/24	174,729
175,000	7.750%, 2/1/28	155,914
	Global Partners LP / GLP Finance Corp
225,000	7.000%, 6/15/23	217,102
350,000	7.000%, 8/1/27	324,777
	Gulfport Energy Corp
50,000	6.625%, 5/1/23	29,925
100,000	6.000%, 10/15/24	51,313
100,000	6.375%, 1/15/26	48,481
	Holly Energy Partners LP /
	Holly Energy Finance Corp
150,000	5.000%, 2/1/28	143,227
	Laredo Petroleum Inc
75,000	9.500%, 1/15/25	51,914
175,000	10.125%, 1/15/28	121,188
	Matador Resources Co
300,000	5.875%, 9/15/26	222,711
	Murphy Oil Corp
150,000	6.375%, 12/1/42	117,029
	Occidental Petroleum Corp
125,000	2.600%, 8/13/21	122,497
250,000	2.700%, 8/15/22	233,199
175,000	6.450%, 9/15/36	148,780
225,000	4.400%, 4/15/46	157,325
200,000	4.100%, 2/15/47	135,750
	PBF Holding Co LLC / PBF Finance Corp
250,000	6.000%, 2/15/28	208,125
	Precision Drilling Corp
9,112	6.500%, 12/15/21	8,507
	Rockies Express Pipeline LLC
225,000	4.950%, 7/15/29	210,442
175,000	4.800%, 5/15/30	162,641
	Southwestern Energy Co
200,000	6.200%, 1/23/25 [1]	171,872
125,000	7.500%, 4/1/26	109,807
	Suburban Propane Partners LP/
	Suburban Energy Finance Corp
183,000	5.500%, 6/1/24	181,740
75,000	5.875%, 3/1/27	74,517
	Sunoco LP / Sunoco Finance Corp
75,000	4.875%, 1/15/23	74,148
	Targa Resources Partners LP /
	Targa Resources Partners Finance Corp
125,000	4.250%, 11/15/23	119,701
	USA Compression Partners LP /
	USA Compression Finance Corp
100,000	6.875%, 9/1/27	96,169

The accompanying notes are an integral part of these financial statements.

U.S. High Yield Fund

SCHEDULE OF INVESTMENTS at June 30, 2020 (Unaudited) (Continued)

Principal
Amount		Value
CORPORATE BONDS: 90.5% (Continued)

Energy: 10.8% (Continued)
	Western Midstream Operating LP
$125,000	4.650%, 7/1/26	$120,350
150,000	5.250%, 2/1/50	130,537
	WPX Energy Inc
100,000	5.250%, 10/15/27	93,588
		6,604,192
Environmental: 0.1%
	GFL Environmental Inc
45,000	7.000%, 6/1/26	46,735
30,000	8.500%, 5/1/27	32,695
		79,430
Food & Drug Retail: 1.5%
	Albertsons Cos Inc / Safeway Inc /
	New Albertsons LP / Albertsons LLC
200,000	6.625%, 6/15/24	205,200
100,000	5.750%, 3/15/25	102,553
125,000	7.500%, 3/15/26	135,292
100,000	4.625%, 1/15/27	100,105
50,000	5.875%, 2/15/28	51,673
	Murphy Oil USA Inc
75,000	4.750%, 9/15/29	76,861
	Parkland Corp
150,000	6.000%, 4/1/26	154,097
100,000	5.875%, 7/15/27	103,982
		929,763
Food/Beverage/Tobacco: 3.2%
	Herbalife Nutrition Ltd /
	HLF Financing Inc
300,000	7.875%, 9/1/25	310,312
	JBS USA LUX SA / JBS USA Finance Inc
50,000	5.875%, 7/15/24	50,766
	Kraft Heinz Foods Co
100,000	3.000%, 6/1/26	100,866
175,000	5.000%, 7/15/35	192,752
125,000	4.375%, 6/1/46	123,075
	Performance Food Group Inc
50,000	5.500%, 10/15/27	48,341
	Pilgrim’s Pride Corp
75,000	5.750%, 3/15/25	74,891
175,000	5.875%, 9/30/27	175,440
	Post Holdings Inc
100,000	5.500%, 12/15/29	103,581
	Sigma Holdco BV
200,000	7.875%, 5/15/26	199,463
	Simmons Foods Inc
350,000	5.750%, 11/1/24	333,412
	Vector Group Ltd
250,000	6.125%, 2/1/25	240,779
		1,953,678
Gaming: 4.8%
	Caesars Resort Collection LLC /
	CRC Finco Inc
525,000	5.250%, 10/15/25	457,543
	Colt Merger Sub Inc
50,000	5.750%, 7/1/25	50,410
400,000	6.250%, 7/1/25	398,500
250,000	8.125%, 7/1/27	242,187
	Eldorado Resorts Inc
475,000	6.000%, 9/15/26	514,263
	MGM Resorts International
250,000	6.750%, 5/1/25	248,614
	Scientific Games International Inc
325,000	5.000%, 10/15/25	301,203
	Stars Group Holdings BV /
	Stars Group US Co-Borrower LLC
300,000	7.000%, 7/15/26	316,931
	VICI Properties LP / VICI Note Co Inc
50,000	3.500%, 2/15/25	47,117
75,000	3.750%, 2/15/27	70,629
50,000	4.625%, 12/1/29	48,835
50,000	4.125%, 8/15/30	47,766
	Wynn Las Vegas LLC /
	Wynn Las Vegas Capital Corp
225,000	5.500%, 3/1/25	206,594
		2,950,592
Healthcare: 9.1%
	AMN Healthcare Inc
275,000	5.125%, 10/1/24	276,002
175,000	4.625%, 10/1/27	170,920
	Avantor Inc
175,000	6.000%, 10/1/24	183,050
75,000	9.000%, 10/1/25	80,719
	Bausch Health Americas Inc
150,000	8.500%, 1/31/27	159,484
	Bausch Health Cos Inc
350,000	7.000%, 3/15/24	363,850
275,000	6.125%, 4/15/25	279,312
275,000	9.000%, 12/15/25	296,563
25,000	5.000%, 1/30/28	23,568
	Centene Corp
100,000	4.750%, 5/15/22	101,347
150,000	5.250%, 4/1/25	154,663
150,000	5.375%, 8/15/26	156,641
275,000	4.250%, 12/15/27	284,412
150,000	4.625%, 12/15/29	158,625
	DaVita Inc
25,000	5.125%, 7/15/24	25,462
225,000	4.625%, 6/1/30	224,061
	Encompass Health Corp
50,000	5.125%, 3/15/23	50,432
54,000	5.750%, 11/1/24	54,141
	HCA Inc
300,000	5.875%, 2/15/26	329,314

The accompanying notes are an integral part of these financial statements.

U.S. High Yield Fund

SCHEDULE OF INVESTMENTS at June 30, 2020 (Unaudited) (Continued)

Principal
Amount		Value
CORPORATE BONDS: 90.5% (Continued)

Healthcare: 9.1% (Continued)
	Jaguar Holding Co II /
	PPD Development LP
$50,000	5.000%, 6/15/28	$51,281
	LifePoint Health Inc
275,000	6.750%, 4/15/25	284,625
100,000	4.375%, 2/15/27	94,750
	Mallinckrodt International
	Finance SA / Mallinckrodt CB LLC
100,000	5.750%, 8/1/22	25,250
	Molina Healthcare Inc
75,000	5.375%, 11/15/22	76,667
	MPH Acquisition Holdings LLC
175,000	7.125%, 6/1/24	163,404
	MPT Operating Partnership LP /
	MPT Finance Corp
100,000	6.375%, 3/1/24	103,156
150,000	4.625%, 8/1/29	151,008
	Ortho-Clinical Diagnostics Inc /
	Ortho-Clinical Diagnostics SA
175,000	7.375%, 6/1/25	178,391
	Polaris Intermediate Corp
75,000	8.500% Cash or 9.000% PIK, 12/1/22 [1]	66,234
	Sabra Health Care LP
125,000	5.125%, 8/15/26	126,892
	Select Medical Corp
150,000	6.250%, 8/15/26	151,977
	Tenet Healthcare Corp
300,000	4.625%, 7/15/24	294,343
175,000	7.500%, 4/1/25	186,922
150,000	5.125%, 5/1/25	144,932
	Verscend Escrow Corp
75,000	9.750%, 8/15/26	80,788
		5,553,186
Homebuilders/Real Estate: 3.5%
	Ashton Woods USA LLC /
	Ashton Woods Finance Co
100,000	6.625%, 1/15/28	98,500
	Brookfield Residential Properties Inc /
	Brookfield Residential US Corp
175,000	6.250%, 9/15/27	167,759
	Century Communities Inc
75,000	6.750%, 6/1/27	75,593
	HAT Holdings I LLC /
	HAT Holdings II LLC
200,000	5.250%, 7/15/24	204,396
300,000	6.000%, 4/15/25	314,812
	iStar Inc
375,000	4.750%, 10/1/24	350,899
	Mattamy Group Corp
100,000	5.250%, 12/15/27	99,813
	Service Properties Trust
50,000	5.000%, 8/15/22	49,120
50,000	4.500%, 6/15/23	47,891
200,000	4.350%, 10/1/24	180,363
50,000	7.500%, 9/15/25	52,731
	Shea Homes LP /
	Shea Homes Funding Corp
100,000	4.750%, 2/15/28	95,235
	Starwood Property Trust Inc
200,000	3.625%, 2/1/21	197,225
	Taylor Morrison Communities Inc
75,000	6.000%, 9/1/23	77,039
100,000	6.625%, 7/15/27	103,469
		2,114,845
Insurance: 0.5%
	Acrisure LLC / Acrisure Finance Inc
150,000	8.125%, 2/15/24	156,307
	GTCR AP Finance Inc
125,000	8.000%, 5/15/27	129,116
		285,423
Leisure: 0.6%
	Carnival Corp
175,000	11.500%, 4/1/23	190,313
	Six Flags Theme Parks Inc
75,000	7.000%, 7/1/25	77,859
	Viking Cruises Ltd
75,000	13.000%, 5/15/25	79,453
		347,625
Metals/Mining: 2.4%
	Cleveland-Cliffs Inc
100,000	9.875%, 10/17/25	105,083
275,000	6.750%, 3/15/26	266,062
50,000	5.875%, 6/1/27	41,353
	First Quantum Minerals Ltd
275,000	7.500%, 4/1/25	263,757
	Grinding Media Inc /
	Moly-Cop AltaSteel Ltd
125,000	7.375%, 12/15/23	124,764
	Hudbay Minerals Inc
75,000	7.250%, 1/15/23	74,148
	Novelis Corp
125,000	5.875%, 9/30/26	125,285
75,000	4.750%, 1/30/30	71,811
	Rain CII Carbon LLC / CII Carbon Corp
50,000	7.250%, 4/1/25	48,156
	SunCoke Energy Partners LP /
	SunCoke Energy Partners Finance Corp
425,000	7.500%, 6/15/25	360,534
		1,480,953

The accompanying notes are an integral part of these financial statements.

U.S. High Yield Fund

SCHEDULE OF INVESTMENTS at June 30, 2020 (Unaudited) (Continued)

Principal
Amount		Value
CORPORATE BONDS: 90.5% (Continued)

Paper: 0.8%
	Enviva Partners LP /
	Enviva Partners Finance Corp
$125,000	6.500%, 1/15/26	$130,234
	Mercer International Inc
250,000	6.500%, 2/1/24	246,589
50,000	7.375%, 1/15/25	49,901
	Schweitzer-Mauduit International Inc
50,000	6.875%, 10/1/26	51,303
		478,027
Publishing/Printing: 0.2%
	Cimpress PLC
150,000	7.000%, 6/15/26	138,909

Restaurants: 0.8%
	1011778 BC ULC / New Red Finance Inc
100,000	3.875%, 1/15/28	97,186
	IRB Holding Corp
100,000	7.000%, 6/15/25	103,257
300,000	6.750%, 2/15/26	287,568
	Yum! Brands Inc
25,000	4.750%, 1/15/30	25,443
		513,454
Services: 3.6%
	AECOM
137,000	5.875%, 10/15/24	148,317
61,000	5.125%, 3/15/27	65,792
	Aramark Services Inc
225,000	5.000%, 2/1/28	214,266
	ASGN Inc
100,000	4.625%, 5/15/28	97,831
	Brand Industrial Services Inc
275,000	8.500%, 7/15/25	248,357
	Garda World Security Corp
225,000	4.625%, 2/15/27	222,328
136,000	9.500%, 11/1/27	144,050
	GEO Group Inc
75,000	5.125%, 4/1/23	65,109
150,000	5.875%, 10/15/24	118,402
	H&E Equipment Services Inc
325,000	5.625%, 9/1/25	329,028
	Iron Mountain Inc
250,000	5.750%, 8/15/24	253,179
	KAR Auction Services Inc
25,000	5.125%, 6/1/25	24,690
	Maxim Crane Works
	Holdings Capital LLC
125,000	10.125%, 8/1/24	123,257
	PowerTeam Services LLC
125,000	9.033%, 12/4/25	128,047
		2,182,653
Steel: 1.6%
	Allegheny Technologies Inc
175,000	7.875%, 8/15/23	179,612
	Commercial Metals Co
275,000	4.875%, 5/15/23	278,065
	Joseph T Ryerson & Son Inc
200,000	11.000%, 5/15/22	204,877
	Tms International Holding Corp
350,000	7.250%, 8/15/25	287,000
		949,554
Super Retail: 1.9%
	Abercrombie & Fitch Management Co
125,000	8.750%, 7/15/25	123,438
	Asbury Automotive Group Inc
13,000	4.500%, 3/1/28	12,651
15,000	4.750%, 3/1/30	14,662
	Gap Inc
50,000	8.375%, 5/15/23	54,656
125,000	8.625%, 5/15/25	132,891
100,000	8.875%, 5/15/27	107,430
	KGA Escrow LLC
50,000	7.500%, 8/15/23	50,120
	L Brands Inc
25,000	6.750%, 7/1/36	20,581
	Levi Strauss & Co
225,000	5.000%, 5/1/25	226,666
	Macy’s Retail Holdings Inc
275,000	3.450%, 1/15/21	261,250
	Wolverine World Wide Inc
125,000	6.375%, 5/15/25	131,484
		1,135,829
Technology: 3.3%
	CDW LLC / CDW Finance Corp
100,000	5.000%, 9/1/25	103,135
	CommScope Inc
75,000	6.000%, 3/1/26	77,072
	CommScope Technologies LLC
125,000	6.000%, 6/15/25	121,038
	Dell International LLC / EMC Corp
50,000	5.875%, 6/15/21	50,093
50,000	6.020%, 6/15/26	57,366
	j2 Cloud Services LLC /
	j2 Cloud Co-Obligor Inc
375,000	6.000%, 7/15/25	382,539
	Match Group Inc
50,000	5.625%, 2/15/29	52,885
50,000	4.125%, 8/1/30	49,039
	NortonLifeLock Inc
400,000	5.000%, 4/15/25	408,000
	Open Text Corp
100,000	3.875%, 2/15/28	96,453
	Open Text Holdings Inc
125,000	4.125%, 2/15/30	123,106

The accompanying notes are an integral part of these financial statements.

U.S. High Yield Fund

SCHEDULE OF INVESTMENTS at June 30, 2020 (Unaudited) (Continued)

Principal
Amount		Value
CORPORATE BONDS: 90.5% (Continued)

Technology: 3.3% (Continued)
	Rackspace Hosting Inc
$300,000	8.625%, 11/15/24	$301,800
	VeriSign Inc
175,000	4.625%, 5/1/23	176,550
29,000	4.750%, 7/15/27	30,531
		2,029,607
Telecommunications: 8.6%
	Altice Financing SA
200,000	5.000%, 1/15/28	198,991
	Altice France Holding SA
200,000	10.500%, 5/15/27	221,185
	Altice France SA
225,000	7.375%, 5/1/26	234,866
	CenturyLink Inc
150,000	5.125%, 12/15/26	149,858
200,000	4.000%, 2/15/27	194,707
	Embarq Corp
100,000	7.995%, 6/1/36	112,522
	Frontier Communications Corp
75,000	8.500%, 4/1/26	70,950
575,000	8.500%, 4/1/26	584,096
	GCI LLC
150,000	6.625%, 6/15/24	157,422
400,000	6.875%, 4/15/25	413,458
	Hughes Satellite Systems Corp
200,000	6.625%, 8/1/26	208,288
	Intelsat Jackson Holdings SA
150,000	8.000%, 2/15/24	152,376
	Level 3 Financing Inc
21,000	5.375%, 8/15/22	21,025
350,000	5.125%, 5/1/23	350,912
100,000	5.375%, 5/1/25	102,386
50,000	4.625%, 9/15/27	50,517
	Qwest Corp
75,000	6.750%, 12/1/21	79,282
175,000	7.250%, 9/15/25	198,742
	Sprint Capital Corp
125,000	6.875%, 11/15/28	152,531
100,000	8.750%, 3/15/32	143,225
	Sprint Corp
350,000	7.875%, 9/15/23	394,623
150,000	7.625%, 3/1/26	177,403
	Telecom Italia Capital SA
175,000	7.200%, 7/18/36	208,819
	Telesat Canada / Telesat LLC
75,000	4.875%, 6/1/27	73,735
125,000	6.500%, 10/15/27	122,751
	T-Mobile USA Inc
50,000	6.375%, 3/1/25	51,425
50,000	5.125%, 4/15/25	51,281
	Uniti Group LP / Uniti Fiber Holdings
	Inc / CSL Capital LLC
275,000	7.875%, 2/15/25	279,575
	Zayo Group Holdings Inc
100,000	6.125%, 3/1/28	97,422
		5,254,373
Transportation Excluding Air/Rail: 0.4%
	XPO Logistics Inc
100,000	6.125%, 9/1/23	101,511
150,000	6.250%, 5/1/25	157,406
		258,917
Utilities: 1.3%
	Calpine Corp
75,000	5.250%, 6/1/26	75,946
	Clearway Energy Operating LLC
125,000	5.750%, 10/15/25	129,388
175,000	5.000%, 9/15/26	177,811
50,000	4.750%, 3/15/28	51,044
	Drax Finco PLC
200,000	6.625%, 11/1/25	205,521
	Talen Energy Supply LLC
75,000	7.250%, 5/15/27	74,752
75,000	6.625%, 1/15/28	73,626
		788,088
TOTAL CORPORATE BONDS
(Cost $55,164,381)		55,125,518

BANK LOANS: 6.5%

Airlines: 0.2%
	Mileage Plus Holdings (United Air
	Lines/United Mileageplus)
100,000	5.558%, 6/28/27 [1,4,5,6]	99,386

Automotive & Auto Parts: 0.6%
	IXS (2/20) B
349,103	6.000% (3 Month
	LIBOR + 5.000%), 3/5/27 [1,4]	327,722

Cable/Satellite TV: 0.2%
	Ziggo Financing Partnership I
150,000	2.685% (1 Month
	LIBOR + 2.500%), 4/28/28 [1,4]	142,063

Chemicals: 0.6%
	GrafTech Finance B
193,335	4.500% (1 Month
	LIBOR + 3.500%), 2/12/25 [1,4]	188,905
	Illuminate Buyer (6/20)
	(Lummus/McDermott)
125,000	4.308%, 6/15/27 [1,4,5,6]	123,344
	PQ Corp Incremental B (6/20)
75,000	3.308%, 2/8/27 [1,4,5,6]	72,609
		384,858

The accompanying notes are an integral part of these financial statements.

U.S. High Yield Fund

SCHEDULE OF INVESTMENTS at June 30, 2020 (Unaudited) (Continued)

Principal
Amount		Value
BANK LOANS: 6.5% (Continued)

Energy: 0.2%
	Hamilton Projects B
$125,000	5.750% (3 Month
	LIBOR + 4.750%), 6/11/27 [1,4]	$122,708

Food/Beverage/Tobacco: 0.5%
	Froneri US B2
300,000	2.428% (1 Month
	LIBOR + 2.250%), 1/29/27 [1,4]	282,939

Healthcare: 0.8%
	NMN Holdings (NuMotion)
	(United Seating)
246,434	3.928% (1 Month
	LIBOR + 3.750%), 11/13/25 [1,4]	232,880
	NMN Holdings DD (NuMotion)
	(United Seating)
52,867	3.928% (1 Month
	LIBOR + 3.750%), 11/13/25 [1,4]	49,959
	Sedgwick Claims Management Services B3
225,000	5.250% (1 Month
	LIBOR + 4.250%), 9/3/26 [1,4]	218,999
		501,838
Leisure: 0.5%
	Carnival Corp (USD)
200,000	7.808%, 6/26/25 [1,4,5,6]	193,500
	United PF Incremental (Planet Fitness)
125,000	9.500% (3 Month
	LIBOR + 8.500%), 12/30/26 [1,4]	126,250
		319,750
Technology: 0.6%
	Maxar Technologies B
	(MacDonald Dettwiler)
300,000	2.930% (1 Month
	LIBOR + 2.750%), 10/4/24 [1,4]	282,094
	Plantronics B
100,000	3.572% (1 Month
	LIBOR + 2.500%), 7/2/25 [1,4]	91,573
		373,667
Telecommunications: 2.3%
	Intelsat Jackson DIP
134,636	6.500% (3 Month
	LIBOR + 5.500%), 7/14/21 [1,4]	137,035
	Intelsat Jackson Holdings B5 (Fixed)
550,000	6.625%, 1/2/24 [4]	551,548
	T-Mobile USA B
75,000	3.178% (1 Month
	LIBOR + 3.000%), 4/1/27 [1,4]	74,966
	Xplornet Communications B (06/20)
250,000	4.928% (1 Month
	LIBOR + 4.750%), 6/10/27 [1,4]	239,625
	Zayo Group Holdings Initial Dollar
423,938	3.178% (1 Month
	LIBOR + 3.000%), 3/9/27 [1,4]	403,779
		1,406,953
TOTAL BANK LOANS
(Cost $3,945,236)		3,961,884
TOTAL INVESTMENTS IN SECURITIES: 97.0%
(Cost $59,109,617)		59,087,402
Other Assets in Excess of Liabilities: 3.0%		1,834,108
TOTAL NET ASSETS: 100.0%		$60,921,510

LIBOR – London Interbank Offered Rate
PIK – Payment-in-Kind – represents the security may pay interest in additional par.
USD – United States Dollar
[1]	Variable rate security; rate shown is the rate in effect on June 30, 2020. An index may have a negative rate. Interest rate may also be subject to a cap or floor.
[2]	Perpetual call date security. Date shown is next call date.
[3]	Fixed-to-variable or fixed-to-float bond; rate shown is the rate in effect on June 30, 2020. An index may have a negative rate. Interest rate may also be subject to a cap or floor.
[4]
Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. Bank Loans, while exempt from registration, under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.

[5]	All or a portion of the loan may be unfunded.
[6]	Denotes investments purchased on a when-issued or delayed delivery basis.

The accompanying notes are an integral part of these financial statements.

Low Duration Fund

SCHEDULE OF INVESTMENTS at June 30, 2020 (Unaudited)

Principal
Amount†			Value
CORPORATE BONDS: 88.6%

Aerospace/Defense: 0.4%
		AVIC International Finance
		& Investment Ltd
	2,000,000	4.375%, 5/23/21	$2,040,050

Airlines: 0.3%
		Air France-KLM
EUR	500,000	1.875%, 1/16/25	467,795
		Societa Esercizi
		Aereoportuali SPA Sea
EUR	1,600,000	3.125%, 4/17/21	1,828,110
			2,295,905
Automotive & Auto Parts: 8.4%
		Conti-Gummi Finance BV
EUR	1,180,000	2.125%, 11/27/23	1,368,886
		Fiat Chrysler Auto
EUR	1,075,000	3.380%, 7/7/23 [5]	1,207,757
		Ford Motor Co
	250,000	8.500%, 4/21/23	264,844
		Ford Motor Credit Co LLC
	4,211,000	1.636% (3 Month
		LIBOR USD + 1.080%), 8/3/22 [1]	3,843,927
	4,000,000	1.627% (3 Month
		LIBOR USD + 1.235%), 2/15/23 [1]	3,581,809
EUR	555,000	3.021%, 3/6/24	599,235
		General Motors Financial Co Inc
	2,500,000	4.200%, 11/6/21	2,564,307
		Harley-Davidson
		Financial Services Inc
EUR	1,530,000	3.875%, 5/19/23	1,797,824
EUR	2,600,000	0.900%, 11/19/24	2,749,118
		Hyundai Capital America
	5,000,000	5.750%, 4/6/23	5,463,183
		IHO Verwaltungs GmbH
EUR	900,000	3.625% Cash or 4.000%
		PIK, 5/15/25 PIK	1,009,906
EUR	2,000,000	3.750% Cash or 5.000%
		PIK, 9/15/26 PIK	2,204,937
		Jaguar Land Rover Automotive PLC
GBP	500,000	2.750%, 1/24/21	611,021
GBP	500,000	5.000%, 2/15/22	597,337
		Nemak SAB de CV
EUR	1,550,000	3.250%, 3/15/24	1,662,435
		Pirelli & C SPA
EUR	5,200,000	1.375%, 1/25/23	5,727,285
		RCI Banque SA
EUR	1,600,000	0.750%, 4/10/23	1,749,270
EUR	2,700,000	0.229% (3 Month
		EURIBOR + 0.580%), 3/12/25 [1]	2,757,120
EUR	350,000	0.500%, 9/15/23	380,766
		Volkswagen Financial Services NV
GBP	600,000	1.500%, 4/12/21	743,404
GBP	600,000	1.875%, 9/7/21	745,929
		Volkswagen Group of
		America Finance LLC
	1,500,000	2.900%, 5/13/22	1,549,271
		Volkswagen Leasing GmbH
EUR	3,000,000	2.625%, 1/15/24	3,540,171
		ZF North America Capital Inc
EUR	1,900,000	2.750%, 4/27/23	2,125,162
			48,844,904
Banking: 20.0%
		Abanca Corp Bancaria SA
EUR	500,000	4.625% (5 Year Swap Rate
		EUR + 5.014%), 4/7/30 [1,5]	534,713
		ABN AMRO Bank NV
	8,000,000	4.400% (5 Year Swap Rate
		USD + 2.197%), 3/27/28 [1,5]	8,332,238
		AIB Group PLC
EUR	1,400,000	1.875% (5 Year Swap Rate
		EUR + 2.150%), 11/19/29 [1,5]	1,496,679
		Allied Irish Banks PLC
EUR	3,000,000	4.125% (5 Year Swap Rate
		EUR + 3.950%), 11/26/25 [1,5]	3,387,322
		Argenta Spaarbank NV
EUR	1,200,000	3.875% (5 Year Swap Rate
		EUR + 3.950%), 5/24/26 [5]	1,362,937
		Banco Comercial Portugues SA
EUR	1,400,000	3.871% (5 Year Swap Rate
		EUR + 4.231%), 3/27/30 [1,5]	1,462,869
		Banco de Sabadell SA
EUR	1,500,000	5.375% (5 Year Swap Rate
		EUR + 5.100%), 12/12/28 [1,5]	1,703,269
		Bank of Ireland Group PLC
GBP	800,000	3.125% (GUKG5 + 2.700%),
		9/19/27 [1,5]	982,647
	1,540,000	4.125% (5 Year CMT
		Rate + 2.500%), 9/19/27 [1,5]	1,513,852
EUR	700,000	2.375% (5 Year Swap Rate
		EUR + 3.183%), 10/14/29 [1,5]	761,134
		Bankia SA
EUR	3,000,000	3.375% (5 Year Swap Rate
		EUR + 3.350%), 3/15/27 [1,5]	3,361,916
		Barclays PLC
EUR	1,000,000	2.625% (5 Year Swap Rate
		EUR + 2.450%), 11/11/25 [1,5]	1,124,520
		BNP Paribas S.A.
EUR	4,550,000	2.875% (5 Year Swap Rate
		EUR + 1.650%), 3/20/26 [1,5]	5,162,135
		CaixaBank SA
EUR	1,800,000	3.500% (5 Year Swap Rate
		EUR + 3.350%), 2/15/27 [5]	2,066,560
EUR	5,000,000	2.750% (5 Year Swap Rate
		EUR + 2.350%), 7/14/28 [1,5]	5,704,139

The accompanying notes are an integral part of these financial statements.

Low Duration Fund

SCHEDULE OF INVESTMENTS at June 30, 2020 (Unaudited) (Continued)

Principal
Amount†			Value
CORPORATE BONDS: 88.6% (Continued)

Banking: 20.0% (Continued)
		Commerzbank AG
EUR	500,000	7.750%, 3/16/21	$585,065
	500,000	8.125%, 9/19/23	564,054
		Credit Suisse AG
	2,500,000	6.500%, 8/8/23	2,740,420
EUR	4,500,000	5.750% (5 Year Swap Rate
		EUR + 4.000%), 9/18/25 [1,5]	5,096,930
		Credit Suisse Group AG
	1,000,000	7.500% (5 Year Swap Rate
		USD + 4.598%), 12/11/23 [1,4,5]	1,079,920
		Danske Bank A/S
	2,260,000	5.000% (1 Year CMT
		Rate + 1.730%), 1/12/23 [1,5]	2,374,559
	1,000,000	3.244% (3 Month LIBOR
		USD + 1.591%), 12/20/25 [1,5]	1,040,924
EUR	2,000,000	2.750% (5 Year Swap Rate
		EUR + 1.520%), 5/19/26 [1,5]	2,263,010
		de Volksbank NV
EUR	3,300,000	3.750% (5 Year Swap Rate
		EUR + 3.650%), 11/5/25 [1,5]	3,742,342
		Deutsche Bank AG
	1,532,000	1.599% (3 Month LIBOR
		USD + 1.230%), 2/27/23 [1]	1,473,577
	4,000,000	4.296% (5 Year Swap Rate
		USD + 2.248%), 5/24/28 [1,5]	3,658,652
		ING Groep NV
	1,500,000	4.700% (5 Year Swap Rate
		USD + 1.938%), 3/22/28 [1,5]	1,584,972
		Intesa Sanpaolo SPA
	700,000	3.125%, 7/14/22	713,575
	800,000	5.017%, 6/26/24	820,171
EUR	4,900,000	1.520% (3 Month
		EURIBOR + 1.900%), 9/26/24 [1]	5,349,878
		Liberbank SA
EUR	4,000,000	6.875% (5 Year Swap Rate
		EUR + 6.701%), 3/14/27 [1,5]	4,626,101
		QNB Finance Ltd
	550,000	2.625%, 5/12/25	564,037
		Raiffeisen Bank International AG
EUR	800,000	6.000%, 10/16/23	1,006,489
		Royal Bank of Scotland Group PLC
	5,000,000	6.000%, 12/19/23	5,604,270
		Standard Chartered PLC
EUR	4,452,000	4.000% (5 Year Swap Rate
		EUR + 2.300%), 10/21/25 [1,5]	5,039,101
		UBS AG
	6,000,000	7.625%, 8/17/22	6,693,948
EUR	3,000,000	4.750% (5 Year Swap Rate
		EUR + 3.400%), 2/12/26 [5]	3,443,677
		UniCredit SPA
	600,000	7.830%, 12/4/23	694,656
EUR	6,000,000	4.375% (5 Year Swap Rate
		EUR + 4.316%), 1/3/27 [1,5]	6,912,714
		Virgin Money UK PLC
GBP	2,389,000	5.000% (5 Year Swap Rate
		GBP + 3.516%), 2/9/26 [1,5]	2,881,290
GBP	2,000,000	7.875% (GUKG5 + 7.128%),
		12/14/28 [1,5]	2,626,316
		Volksbank Wien AG
EUR	4,600,000	2.750% (5 Year Swap Rate
		EURIBOR + 2.550%), 10/6/27 [1,5]	4,936,948
			117,074,526
Building Materials: 1.2%
		Cemex SAB de CV
	2,000,000	6.125%, 5/5/25	1,947,710
		James Hardie International
		Finance DAC
	200,000	4.750%, 1/15/25	204,229
EUR	1,880,000	3.625%, 10/1/26	2,159,863
	922,000	5.000%, 1/15/28	943,722
		Martin Marietta Materials Inc
	1,600,000	4.250%, 7/2/24	1,745,280
			7,000,804
Cable/Satellite TV: 1.1%
		Charter Communications Operating
		LLC / Charter Communications
		Operating Capital
	4,000,000	4.464%, 7/23/22	4,267,933
		United Group BV
EUR	2,000,000	4.125% (3 Month
		EURIBOR + 4.125%), 5/15/25 [1]	2,213,520
			6,481,453
Capital Goods: 1.9%
		CNH Industrial Capital LLC
	550,000	4.375%, 4/5/22	575,349
		CNH Industrial NV
	3,000,000	4.500%, 8/15/23	3,227,692
		Fortune Star BVI Ltd
EUR	550,000	4.350%, 5/6/23	591,261
		Platin 1426 GmbH
EUR	1,800,000	5.375%, 6/15/23	1,894,279
		Westinghouse Air Brake
		Technologies Corp
	1,425,000	4.400%, 3/15/24	1,512,477
		Xingtao Assets Ltd
EUR	3,000,000	3.300%, 10/9/22	3,303,209
			11,104,267
Chemicals: 3.8%
		Bluestar Finance Holdings Ltd
	4,000,000	3.375%, 7/16/24	4,114,545
		CF Industries Inc
	1,500,000	3.400%, 12/1/21	1,529,911
		CNAC HK Finbridge Co Ltd
EUR	200,000	1.750%, 6/14/22	224,401

The accompanying notes are an integral part of these financial statements.

Low Duration Fund

SCHEDULE OF INVESTMENTS at June 30, 2020 (Unaudited) (Continued)

Principal
Amount†			Value
CORPORATE BONDS: 88.6% (Continued)

Chemicals: 3.8% (Continued)
		CNRC Capital Ltd
EUR	2,700,000	1.871%, 12/7/21	$3,048,202
		DuPont de Nemours Inc
	2,353,000	2.169%, 5/1/23	2,399,958
		Syngenta Finance NV
	3,552,000	3.933%, 4/23/21	3,587,148
	2,920,000	4.441%, 4/24/23	3,067,059
		Synthomer PLC
EUR	575,000	3.875%, 7/1/25	655,566
		UPL Corp Ltd
	3,302,000	3.250%, 10/13/21	3,301,338
			21,928,128
Consumer-Products: 0.5%
		Newell Brands Inc
	2,768,000	4.350%, 4/1/23	2,864,326

Containers: 0.3%
		SIG Combibloc PurchaseCo SARL
EUR	900,000	1.875%, 6/18/23	1,029,851
		Trivium Packaging Finance BV
EUR	500,000	3.750% (3 Month
		EURIBOR + 3.750%), 8/15/26 [1]	545,271
			1,575,122
Diversified Financial Services: 10.2%
		Aircastle Ltd
	975,000	5.500%, 2/15/22	984,545
	1,200,000	4.400%, 9/25/23	1,164,796
	897,000	4.125%, 5/1/24	843,709
		AnaCap Financial Europe
		SA SICAV-RAIF
EUR	2,000,000	5.000% (3 Month
		EURIBOR + 5.000%), 8/1/24 [1]	1,763,570
		Avolon Holdings Funding Ltd
	700,000	5.125%, 10/1/23	648,343
		Azimut Holding SPA
EUR	1,665,000	2.000%, 3/28/22	1,880,979
		BOC Aviation Ltd
	460,000	2.750%, 12/2/23	464,017
		Bracken MidCo1 PLC
GBP	946,688	8.875% Cash or 11.000%
		PIK, 10/15/23 PIK	995,908
		Cabot Financial Luxembourg SA
GBP	475,000	7.500%, 10/1/23	593,704
		China Great Wall International
		Holdings III Ltd
	3,000,000	2.750%, 8/31/20	3,005,756
		DAE Funding LLC
	625,000	4.500%, 8/1/22	597,259
		Federal International Finance PT
	1,500,000	4.125%, 5/10/21	1,513,125
		Garfunkelux Holdco 3 SA
GBP	2,300,000	8.500%, 11/1/22	2,692,747
EUR	5,000,000	3.500% (3 Month
		EURIBOR + 3.500%), 9/1/23 [1]	4,888,100
		Hoist Finance AB
EUR	3,000,000	2.750%, 4/3/23	3,296,333
		Huarong Finance 2017 Co Ltd
	2,000,000	1.624% (3 Month LIBOR
		USD + 1.150%), 11/7/22 [1]	1,936,780
		Huarong Finance 2019 Co Ltd
	520,000	1.485% (3 Month LIBOR
		USD + 1.125%), 2/24/23 [1]	499,452
	1,655,000	2.500%, 2/24/23	1,642,557
		Huarong Universe Investment
		Holding Ltd
EUR	2,500,000	1.625%, 12/5/22	2,671,586
		Icahn Enterprises LP /
		Icahn Enterprises Finance Corp
	1,050,000	6.250%, 2/1/22	1,054,961
		ICBCIL Finance Co Ltd
	1,000,000	1.492% (3 Month LIBOR
		USD + 1.100%), 5/15/23 [1]	986,567
		International Lease Finance Corp
	3,500,000	8.625%, 1/15/22	3,761,743
		Intrum AB
EUR	1,019,000	2.750%, 7/15/22	1,091,842
		IS Hong Kong Investment Ltd
	1,000,000	2.900%, 12/30/22	1,027,963
		Jerrold Finco PLC
GBP	1,500,000	6.125%, 1/15/24	1,797,703
GBP	1,075,000	4.875%, 1/15/26	1,225,865
		LeasePlan Corp NV
EUR	1,200,000	1.000%, 5/24/21	1,344,325
EUR	2,000,000	1.000%, 5/2/23	2,231,804
		LHC3 PLC
EUR	1,700,000	4.125% Cash or 9.000%
		PIK, 8/15/24 PIK	1,920,445
		Lincoln Financing SARL
EUR	2,500,000	3.625%, 4/1/24	2,583,144
EUR	300,000	3.875% (3 Month
		EURIBOR + 3.875%), 4/1/24 [1]	312,666
		Mulhacen Pte Ltd
EUR	1,625,000	6.500% Cash or 7.000%
		PIK, 8/1/23 1PIK	846,310
		Park Aerospace Holdings Ltd
	2,000,000	4.500%, 3/15/23	1,825,714
		REC Ltd
	600,000	3.068%, 12/18/20	600,743
	800,000	5.250%, 11/13/23	843,501
		SIHC International Capital Ltd
	1,000,000	3.950%, 9/26/21	1,024,240
		SoftBank Group Corp
EUR	1,000,000	4.000%, 4/20/23	1,138,655

The accompanying notes are an integral part of these financial statements.

Low Duration Fund

SCHEDULE OF INVESTMENTS at June 30, 2020 (Unaudited) (Continued)

Principal
Amount†			Value
CORPORATE BONDS: 88.6% (Continued)

Diversified Financial Services: 10.2% (Continued)
		ZGC International Investment Ltd
	2,080,000	2.875%, 2/3/23	$2,102,444
			59,803,901
Diversified Media: 0.5%
		Inter Media and Communication SPA
EUR	1,814,147	4.875%, 12/31/22	1,967,296
		ProSiebenSat.1 Media SE
EUR	1,000,000	2.625%, 4/15/21	1,125,191
			3,092,487
Energy: 8.4%
		Antero Resources Corp
	800,000	5.375%, 11/1/21	742,656
	800,000	5.125%, 12/1/22	579,780
	2,300,000	5.625%, 6/1/23	1,479,187
		CITGO Petroleum Corp
	1,075,000	6.250%, 8/15/22	1,071,651
		Concho Resources Inc
	7,335,000	4.375%, 1/15/25	7,571,581
		DCP Midstream Operating LP
	675,000	4.750%, 9/30/21	688,105
		Delek & Avner Tamar Bond Ltd
	1,135,000	5.082%, 12/30/23	1,132,642
	563,000	5.412%, 12/30/25	553,676
		Diamondback Energy Inc
	3,054,000	5.375%, 5/31/25	3,145,812
		Energy Transfer Operating LP
	3,000,000	3.600%, 2/1/23	3,104,625
	1,200,000	4.250%, 3/15/23	1,269,147
		EP Infrastructure AS
EUR	2,375,000	1.659%, 4/26/24	2,682,319
		MPLX LP
	2,713,000	5.250%, 1/15/25	2,821,429
		Occidental Petroleum Corp
	1,190,000	1.684% (3 Month LIBOR
		USD + 1.250%), 8/13/21 [1]	1,137,082
	1,439,000	2.600%, 8/13/21	1,410,184
		Petroleos Mexicanos
EUR	3,300,000	2.500%, 8/21/21	3,598,623
EUR	700,000	1.875%, 4/21/22	735,757
GBP	1,962,000	8.250%, 6/2/22	2,514,554
		Plains All American Pipeline LP /
		PAA Finance Corp
	176,000	4.650%, 10/15/25	188,102
		Sabine Pass Liquefaction LLC
	3,000,000	6.250%, 3/15/22	3,198,357
	1,789,000	5.750%, 5/15/24	2,015,681
		Sunoco Logistics Partners
		Operations LP
	2,541,000	4.250%, 4/1/24	2,720,125
		Valero Energy Corp
	2,670,000	2.700%, 4/15/23	2,772,059
		Western Midstream Operating LP
	2,249,000	3.100%, 2/1/25	2,138,934
			49,272,068
Food & Drug Retail: 0.4%
		Casino Guichard Perrachon SA
EUR	1,500,000	5.976%, 5/26/21	1,708,975
		Co-Operative Group Ltd
GBP	490,000	5.125%, 5/17/24	645,685
			2,354,660
Food/Beverage/Tobacco: 0.5%
		Sigma Alimentos SA de CV
EUR	700,000	2.625%, 2/7/24	804,934
EUR	100,000	1.865%, 6/13/22	108,497
		Smithfield Foods Inc
	1,000,000	2.650%, 10/3/21	989,236
	900,000	3.350%, 2/1/22	893,561
			2,796,228
Gaming: 0.3%
		Cirsa Finance International SARL
EUR	325,000	6.250%, 12/20/23	334,323
		International Game Technology PLC
EUR	1,500,000	3.500%, 6/15/26	1,604,064
			1,938,387
Healthcare: 1.4%
		GN Store Nord A/S
EUR	760,000	0.750%, 12/6/23	844,664
		HCA Inc
	2,050,000	4.750%, 5/1/23	2,225,156
		MPT Operating Partnership LP /
		MPT Finance Corp
EUR	1,500,000	4.000%, 8/19/22	1,762,074
GBP	910,000	2.550%, 12/5/23	1,125,932
		Rossini SARL
EUR	350,000	3.875% (3 Month
		EURIBOR + 3.875%), 10/30/25 [1]	387,562
		Upjohn Finance BV
EUR	860,000	0.816%, 6/23/22	972,203
EUR	500,000	1.023%, 6/23/24	565,855
			7,883,446
Homebuilders/Real Estate: 9.2%
		Atrium European Real Estate Ltd
EUR	3,000,000	3.625%, 10/17/22	3,438,432
		Blackstone Property Partners
		Europe Holdings SARL
EUR	4,000,000	0.500%, 9/12/23	4,443,870
		CPI Property Group SA
EUR	425,000	1.450%, 4/14/22	475,489
	3,850,000	4.750%, 3/8/23	4,062,597
The accompanying notes are an integral part of these financial statements.

Low Duration Fund

SCHEDULE OF INVESTMENTS at June 30, 2020 (Unaudited) (Continued)

Principal
Amount†			Value
CORPORATE BONDS: 88.6% (Continued)

Homebuilders/Real Estate: 9.2% (Continued)
		DEMIRE Deutsche Mittelstand
		Real Estate AG
EUR	3,000,000	1.875%, 10/15/24	$3,210,520
		Equinix Inc
	1,800,000	1.250%, 7/15/25	1,808,550
EUR	4,705,000	2.875%, 2/1/26	5,387,428
	2,250,000	5.375%, 5/15/27	2,459,959
		Globalworth Real Estate
		Investments Ltd
EUR	2,400,000	2.875%, 6/20/22	2,703,230
		Hammerson PLC
EUR	5,000,000	2.000%, 7/1/22	5,111,900
		Heimstaden Bostad AB
EUR	2,500,000	1.750%, 12/7/21	2,831,543
		IMMOFINANZ AG
EUR	3,000,000	2.625%, 1/27/23	3,382,996
		Kennedy Wilson Europe
		Real Estate Ltd
GBP	875,000	3.950%, 6/30/22	1,056,669
		Mercialys SA
EUR	1,900,000	1.787%, 3/31/23	2,081,427
		NE Property BV
EUR	3,500,000	2.625%, 5/22/23	3,994,144
EUR	4,000,000	1.750%, 11/23/24	4,351,083
		Vivion Investments SARL
EUR	3,000,000	3.000%, 8/8/24	3,103,609
			53,903,446
Insurance: 0.4%
		Galaxy Bidco Ltd
EUR	2,000,000	5.000% (3 Month
		EURIBOR + 5.000%), 7/31/26 [1]	2,218,902

Leisure: 0.9%
		Carnival Corp
	2,000,000	3.950%, 10/15/20	1,977,225
EUR	1,500,000	1.625%, 2/22/21	1,546,863
		CPUK Finance Ltd
GBP	1,564,000	4.250%, 8/28/22	1,857,714
			5,381,802
Metals/Mining: 1.8%
		Glencore Finance Canada Ltd
	2,000,000	4.950%, 11/15/21	2,088,333
		Glencore Finance Europe Ltd
EUR	2,000,000	1.875%, 9/13/23	2,276,522
		Glencore Funding LLC
	4,000,000	4.625%, 4/29/24	4,418,432
		Gold Fields Orogen
		Holdings BVI Ltd
	1,360,000	5.125%, 5/15/24	1,464,577
			10,247,864
Quasi & Foreign Government: 2.7%
		Chengdu Xingcheng
		Investment Group Co Ltd
EUR	5,300,000	2.500%, 3/20/21	5,873,539
		Gansu Provincial Highway Aviation
		Tourism Investment Group Co Ltd
EUR	5,250,000	1.875%, 12/7/20	5,907,447
	4,000,000	3.875%, 7/5/22	4,033,127
			15,814,113
Railroads: 0.3%
		Getlink SE
EUR	1,550,000	3.625%, 10/1/23	1,775,331

Services: 1.2%
		ALD SA
EUR	2,500,000	0.875%, 7/18/22	2,759,050
EUR	1,500,000	1.250%, 10/11/22	1,672,756
EUR	1,000,000	0.375%, 7/18/23	1,090,849
		RAC Bond Co PLC
GBP	1,425,000	5.000%, 11/6/22	1,668,333
			7,190,988
Steel: 0.5%
		Evraz PLC
	700,000	8.250%, 1/28/21	728,525
	1,000,000	5.250%, 4/2/24	1,087,245
		Vallourec SA
EUR	400,000	6.625%, 10/15/22	286,161
EUR	1,075,000	6.375%, 10/15/23	737,486
			2,839,417
Super Retail: 1.0%
		AA Bond Co Ltd
GBP	4,207,000	2.875%, 1/31/22	5,076,873
GBP	300,000	2.750%, 7/31/23	349,351
		Tendam Brands SAU
EUR	600,000	5.250% (3 Month
		EURIBOR + 5.250%), 9/15/24 [1]	587,475
			6,013,699
Technology: 3.4%
		Ams Ag
EUR	3,275,000	6.000%, 7/31/25 [5]	3,642,650
		Booking Holdings Inc
EUR	665,000	0.800%, 3/10/22 [2]	750,900
		Broadcom Corp / Broadcom
		Cayman Finance Ltd
	3,497,000	3.000%, 1/15/22	3,594,302
		Broadcom Inc
	1,963,000	4.250%, 4/15/26	2,186,285
		Dell International LLC / EMC Corp
	1,300,000	5.450%, 6/15/23	1,422,511
	792,000	4.900%, 10/1/26	874,589
		Infineon Technologies AG
EUR	800,000	0.750%, 6/24/23	903,220

The accompanying notes are an integral part of these financial statements.

Low Duration Fund

SCHEDULE OF INVESTMENTS at June 30, 2020 (Unaudited) (Continued)

Principal
Amount†			Value
CORPORATE BONDS: 88.6% (Continued)

Technology: 3.4% (Continued)
		Infor Inc
	498,000	1.750%, 7/15/25	$500,672
		Microchip Technology Inc
	2,000,000	3.922%, 6/1/21	2,039,436
	2,000,000	4.333%, 6/1/23	2,159,256
		NXP BV / NXP Funding LLC /
		NXP USA Inc
	450,000	2.700%, 5/1/25	472,464
		Quadient
EUR	1,000,000	2.250%, 2/3/25	1,076,886
			19,623,171
Telecommunications: 4.4%
		Altice France SA
EUR	2,000,000	2.500%, 1/15/25	2,146,454
		American Tower Corp
	905,000	1.300%, 9/15/25	908,997
		Arqiva Broadcast Finance PLC
GBP	1,000,000	6.750%, 9/30/23	1,288,685
		Bharti Airtel International
		Netherlands BV
EUR	1,100,000	3.375%, 5/20/21	1,246,101
	1,000,000	5.125%, 3/11/23	1,046,911
		Cellnex Telecom SA
EUR	500,000	2.875%, 4/18/25	599,131
		Iliad SA
EUR	1,400,000	0.625%, 11/25/21	1,560,070
		PPF Telecom Group BV
EUR	1,350,000	3.500%, 5/20/24	1,549,753
EUR	1,500,000	3.500%, 5/20/24	1,721,948
EUR	3,500,000	2.125%, 1/31/25	3,828,283
		TalkTalk Telecom Group PLC
GBP	1,650,000	3.875%, 2/20/25	1,981,333
		Telecom Italia SPA
EUR	2,500,000	4.000%, 4/11/24	2,946,269
		T-Mobile USA Inc
	3,800,000	3.500%, 4/15/25	4,143,007
	875,000	1.500%, 2/15/26	877,126
			25,844,068
Transportation Excluding Air/Rail: 0.9%
		Firstgroup PLC
GBP	2,563,000	8.750%, 4/8/21	3,272,417
		National Express Group PLC
GBP	260,000	2.500%, 11/11/23	321,697
		Naviera Armas SA
EUR	200,000	6.500% (3 Month
		EURIBOR + 6.500%), 7/31/23 [1]	127,328
EUR	1,075,000	4.250% (3 Month
		EURIBOR + 4.250%), 11/15/24 [1]	645,546
		Rail Transit International
		Development Co Ltd
EUR	1,000,000	1.625%, 6/22/22	1,119,620
			5,486,608
Utilities: 2.3%
		Beijing Gas Singapore Capital Corp
	3,200,000	2.750%, 5/31/22	3,239,008
		Enel Finance International NV
	3,640,000	2.875%, 5/25/22	3,766,769
		Talent Yield Euro Ltd
EUR	1,000,000	1.300%, 4/21/22	1,131,331
		Vena Energy Capital Pte Ltd
	5,450,000	3.133%, 2/26/25	5,135,680
			13,272,788
TOTAL CORPORATE BONDS
(Cost $527,214,640)			517,962,859

COLLATERALIZED LOAN OBLIGATIONS: 0.9%
		BBAM European CLO I DAC
EUR	500,000	1.600% (3 Month
		EURIBOR + 1.600%), 1/22/33 [1,2]	560,343
		Carlyle Global Market Strategies
		Euro CLO 2015-1 Ltd
EUR	2,000,000	0.960% (3 Month
		EURIBOR + 0.960%), 1/16/33 [1,2]	2,223,539
		Madison Park Euro Funding VIII DAC
EUR	1,000,000	0.950% (3 Month
		EURIBOR + 0.950%), 4/15/32 [1,2]	1,108,094
		Penta CLO 7 DAC
EUR	1,000,000	0.950% (3 Month
		EURIBOR + 0.950%), 1/25/33 [1,2]	1,104,047
			4,996,023
TOTAL COLLATERALIZED LOAN OBLIGATIONS
(Cost $4,978,766)			4,996,023

CONVERTIBLE BONDS: 3.4%

Banking: 3.0%
		Abanca Corp Bancaria SA
EUR	500,000	6.125% (5 Year Swap Rate
		EUR + 5.927%), 1/18/29 [1,5]	573,224
		Barclays PLC
EUR	750,000	2.000% (5 Year Swap Rate
		EUR + 1.900%), 2/7/28 [1,5]	827,474
		Cooperatieve Rabobank UA
EUR	3,000,000	2.500% (5 Year Swap Rate
		EUR + 1.400%), 5/26/26 [1,5]	3,409,143
		Nykredit Realkredit A/S
EUR	4,749,000	4.000% (5 Year Swap Rate
		EUR + 2.850%), 6/3/36 [1,5]	5,421,852
		Societe Generale SA
EUR	3,000,000	2.500% (5 Year Swap Rate
		EUR + 1.830%), 9/16/26 [1,5]	3,396,254
		TSB Banking Group PLC
GBP	3,500,000	5.750% (3 Month LIBOR
		GBP + 3.430%), 5/6/26 [1,5]	4,343,124
			17,971,071

The accompanying notes are an integral part of these financial statements.

Low Duration Fund

SCHEDULE OF INVESTMENTS at June 30, 2020 (Unaudited) (Continued)

Principal
Amount†			Value
CONVERTIBLE BONDS: 3.4% (Continued)

Diversified Financial Services: 0.2%
		Arrow Global Finance PLC
GBP	900,000	5.125%, 9/15/24	$1,029,957

Telecommunications: 0.2%
		Telecom Italia SPA
EUR	1,000,000	1.125%, 3/26/22	1,097,182
TOTAL CONVERTIBLE BONDS
(Cost $20,185,528)			20,098,210

Shares
AFFILIATED MUTUAL FUNDS: 1.1%
	700,000	Muzinich High Income Floating
		Rate Fund – Institutional Class	6,601,000
TOTAL AFFILIATED MUTUAL FUNDS
(Cost $7,000,000)			6,601,000

Principal
Amount†
BANK LOANS: 4.4%

Chemicals: 0.2%
		Flint Group TL 1L
EUR	1,434,799	3.750% (3 Month
		EURIBOR + 3.000%), 9/7/21 [1,3]	1,429,834
Gaming: 0.2%
		Gamesys Group GBP
GBP	1,050,000	4.840% (1 Month
		LIBOR + 4.750%), 12/5/24 [1,3]	1,269,064
Healthcare: 1.0%
		HRA Term Loan
EUR	1,500,000	3.500% (3 Month
		EURIBOR + 3.500%), 9/20/24 [1,3]	1,609,406
		Nemera B
EUR	2,000,000	4.000% (3 Month
		EURIBOR + 4.000%), 1/22/26 [1,3]	2,134,640
		Rodenstock B EUR
EUR	2,000,000	5.250% (6 Month
		EURIBOR + 5.250), 6/15/26 [1,3]	2,119,899
			5,863,945
Insurance: 0.2%
		Andromeda B3
EUR	888,756	4.250% (6 Month
		EURIBOR + 4.250%), 6/12/26 [1,3]	986,036
Services: 1.6%
		Assystem New B
EUR	3,000,000	4.000% (6 Month
		EURIBOR + 4.000%), 9/27/24 [1,3]	2,881,764
		Fugue Finance (Nord Anglia)
EUR	2,000,000	3.250% (3 Month
		EURIBOR +3.250%), 8/30/24 [1,3]	2,133,033
		Global University Systems B
		(Markermeer) (1/20)
EUR	1,000,000	3.500% (6 Month
		EURIBOR + 3.500%), 1/29/27 [1,3]	1,068,443
		Summer (BC) Holdco (Kantar)
EUR	3,000,000	4.750% (3 Month
		EURIBOR + 4.750%), 12/4/26 [1,3]	3,179,697
			9,262,937
Super Retail: 0.3%
		L1R HB Finance (Holland & Barrett)
GBP	2,015,319	5.555% (6 Month
		LIBOR + 5.250%), 8/30/24 [1,3]	1,698,078
Technology: 0.2%
		Itiviti Group (EUR)
EUR	1,000,000	4.250% (3 Month
		EURIBOR + 4.250%), 3/14/25 [1,3]	1,081,363

The accompanying notes are an integral part of these financial statements.

Low Duration Fund

SCHEDULE OF INVESTMENTS at June 30, 2020 (Unaudited) (Continued)

Principal
Amount†			Value
BANK LOANS: 4.4% (Continued)

Telecommunications: 0.4%
		EUNetworks Term Loan B
		(Stonepeak Spear)
EUR	2,000,000	3.500% (1 Month
		EURIBOR + 3.500%), 1/9/25 [1,3]	$2,173,962

Transportation Excluding Air/Rail: 0.3%
		Silk Bidco B (Hurtigruten)
EUR	2,000,000	3.750% (6 Month
		EURIBOR + 3.750%), 2/24/25 [1,3]	1,822,870
TOTAL BANK LOANS
(Cost $28,597,333)			25,588,089
TOTAL INVESTMENTS IN SECURITIES: 98.4%
(Cost $587,976,267)			575,246,181
Other Assets in Excess of Liabilities: 1.6%			9,336,999
TOTAL NET ASSETS: 100.0%			$584,583,180

†	In USD unless otherwise indicated.
CMT – United States Constant Maturity Treasury Note
EUR – Euro
EURIBOR – Euro Interbank Offered Rate
GBP – Great Britain Pound
LIBOR – London Interbank Offered Rate
PIK – Payment-in-Kind - represents the security may pay interest in additional par.
USD – United States Dollar
[1]	Variable rate security; rate shown is the rate in effect on June 30, 2020. An index may have a negative rate. Interest rate may also be subject to a cap or floor.
[2]	Denotes investments purchased on a when-issued or delayed delivery basis.
[3]
Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. Bank Loans, while exempt from registration, under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.

[4]	Perpetual call date security. Date shown is next call date.
[5]	Fixed-to-variable or fixed-to-float bond; rate shown is the rate in effect on June 30, 2020. An index may have a negative rate. Interest rate may also be subject to a cap or floor.

SCHEDULE OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS at June 30, 2020 (Unaudited)

The Low Duration Fund had the following forward foreign currency exchange contracts outstanding with the Bank of New York.

	Currency to be Delivered	U.S. Dollar Value at	Currency to be Received	U.S. Dollar Value at	Unrealized Appreciation
Settlement Date		June 30, 2020		June 30, 2020	(Depreciation)
7/21/20	EUR 86,000,000	$96,666,827	$93,722,055	$93,722,055	$(2,944,772)
7/21/20	GBP 37,600,000	46,596,949	$46,379,149	46,379,149	(217,800)
9/17/20	EUR 183,000,000	205,967,312	$208,941,165	208,941,165	2,973,853
		$349,231,088		$349,042,369	$(188,719)

The accompanying notes are an integral part of these financial statements.

Floating Rate Fund

SCHEDULE OF INVESTMENTS at June 30, 2020 (Unaudited)

Principal
Amount†			Value
CORPORATE BONDS: 5.1%

Capital Goods: 0.9%
		BCD Acquisition Inc
	100,000	9.625%, 9/15/23	$95,811

Diversified Financial Services: 0.9%
		Icahn Enterprises LP /
		Icahn Enterprises Finance Corp
	100,000	6.750%, 2/1/24	101,115

Energy: 1.3%
		CITGO Petroleum Corp
	100,000	6.250%, 8/15/22	99,689
		Gulfport Energy Corp
	75,000	6.625%, 5/1/23	44,888
			144,577
Steel: 1.0%
		Allegheny Technologies Inc
	100,000	7.875%, 8/15/23	102,635
Telecommunications: 1.0%
		Sprint Corp
	100,000	7.875%, 9/15/23	112,750
TOTAL CORPORATE BONDS
(Cost $588,926)			556,888

BANK LOANS: 84.5%

Airlines: 0.5%
		Mileage Plus Holdings (United
		Air Lines/United Mileageplus)
	50,000	5.558%, 6/28/27 [1,2,3,4]	49,693

Automotive & Auto Parts: 4.6%
		Autokiniton (9/19)
	148,125	5.928% (1 Month
		LIBOR + 5.750%), 5/22/25 [1,2]	141,089
		IXS (2/20) B
	149,616	6.000% (3 Month
		LIBOR + 5.000%), 3/5/27 [1,2]	140,452
		Trico Group Incremental B-2
	234,375	8.000% (3 Month
		LIBOR + 7.000%), 2/2/24 [1,2]	226,758
			508,299
Banking: 0.4%
		GBT Group Services
		(Global Business Travel)
	49,125	2.685% (1 Month
		LIBOR + 2.500%), 8/13/25 [1,2]	44,581

Broadcasting: 2.7%
		Gray Television C (10/18)
	63,723	2.671% (1 Month
		LIBOR + 2.500%), 1/2/26 [1,2]	61,896
		Nexstar Broadcasting B4 (6/19)
	144,094	2.921%, 9/18/26 [1,2]	137,584
		Sinclair Television Group B2B
	99,250	2.690% (1 Month
		LIBOR +2.500%), 9/30/26 [1,2]	95,032
			294,512
Building Materials: 1.7%
		USIC Holdings B (US Infrastructure)
	197,527	4.250% (1 Month
		LIBOR + 3.250%), 12/8/23 [1,2]	188,885

Cable/Satellite TV: 2.1%
		Cogeco Communications (USA) II B
	243,122	2.178% (1 Month
		LIBOR + 2.000%), 1/3/25 [1,2]	233,322

Capital Goods: 5.4%
		Safety Products / JHC Acquisition Corp
	122,554	5.572% (6 Month
		LIBOR + 4.500%), 6/28/26 [1,2]	104,171
		Safety Products / JHC
		Acquisition Corp DD
	15,063	5.572% (6 Month
		LIBOR + 4.500%), 6/28/26 [1,2]	12,804
		SLV New
EUR	483,351	4.250% (6 Month
		EUROIBOR + 4.250%), 1/3/24 [1,2]	474,483
			591,458
Chemicals: 3.4%
		Illuminate Buyer (6/20)
		(Lummus/McDermott)
	75,000	4.308%, 6/15/27 [1,2,3,4]	74,006
		PQ Corp B-1 (3rd Amend)
	212,078	2.428% (1 Month
		LIBOR + 2.250%), 2/8/27 [1,2]	204,920
		Rohm Holding USD
	99,499	6.779% (6 Month
		LIBOR + 5.000%), 7/31/26 [1,2]	88,471
			367,397
Consumer-Products: 4.3%
		Knowlton Development Corp B
	174,118	4.058% (3 Month
		LIBOR + 3.750%), 12/22/25 [1,2]	167,263
		Sunshine Luxembourg VII USD B1
	124,375	5.322% (6 Month
		LIBOR + 4.250%), 10/1/26 [1,2]	119,530
		TGP Holdings III
		(Traeger Grills) (03/18)
	197,975	5.250% (3 Month
		LIBOR + 4.250%) 9/25/24 [1,2]	183,776
			470,569

The accompanying notes are an integral part of these financial statements.

Floating Rate Fund

SCHEDULE OF INVESTMENTS at June 30, 2020 (Unaudited) (Continued)

Principal
Amount†			Value
BANK LOANS: 84.5% (Continued)

Containers: 1.0%
		Liqui-Box B
	125,000	5.500% (3 Month
		LIBOR + 4.500%), 2/26/27 [1,2]	$105,937

Diversified Media: 0.7%
		Allen Media B (1/20)
	74,801	5.808% (3 Month
		LIBOR + 5.500%), 2/10/27 [1,2]	71,684

Energy: 0.7%
		Hamilton Projects B
	75,000	5.750% (3 Month
		LIBOR + 4.750%), 6/11/27 [1,2]	73,625

Food/Beverage/Tobacco: 1.7%
		H-Food (Hearthside Food)
	122,486	3.866% (1 Month
		LIBOR + 3.688%), 5/23/25 [1,2]	117,038
		US Foods B (08/19)
	74,438	3.072% (3 Month
		LIBOR + 2.000%), 9/14/26 [1,2]	69,754
			186,792
Gaming: 7.7%
		Caesars Resort (6/20)
	200,000	4.808%, 6/19/25 1,2,3,4	188,594
		Gamesys Group EUR
EUR	500,000	3.750% (3 Month
		EURIBOR +3.750%), 12/5/24 [1,2]	549,111
		Golden Nugget B (09/17)
	49,860	3.695% (3 Month
		LIBOR + 2.500%), 10/4/23 [1,2]	40,012
		PCI Gaming
	65,870	2.678% (1 Month
		LIBOR + 2.500%), 5/29/26 [1,2]	62,937
			840,654
Healthcare: 10.9%
		Air Methods B (ASP AMC)
	148,092	4.500% (3 Month
		LIBOR + 3.500%), 4/22/24 [1,2]	122,885
		Mallinckrodt International B
	466,391	3.500% (3 Month
		LIBOR + 2.750%), 9/24/24 [1,2]	352,125
		NMN Holdings (NuMotion)
		(United Seating)
	123,217	3.928% (1 Month
		LIBOR + 3.750%), 11/13/25 [1,2]	116,440
		NMN Holdings DD (NuMotion)
		(United Seating)
	26,433	3.928% (1 Month
		LIBOR + 3.750), 11/13/25 [1,2]	24,979
		Rodenstock B EUR
EUR	500,000	5.250% (6 Month
		EUROIBOR + 5.250%), 6/15/26 [1,2]	529,975
		Sedgwick Claims Management
		Services B3
	50,000	5.250% (1 Month
		LIBOR + 4.250%), 9/3/26 [1,2]	48,667
			1,195,071
Insurance: 2.1%
		USI Incremental
	246,203	3.308% (1 Month
		LIBOR + 3.000%), 5/16/24 [1,2]	234,385

Leisure: 3.0%
		Carnival B (EUR)
EUR	100,000	6.750%, 6/30/25 [1,2,3,4]	108,049
		Carnival Corp (USD)
	125,000	7.808%, 6/26/25 [1,2,3,4]	120,937
		United PF Holdings (12/19)
	77,376	4.308% (3 Month
		LIBOR + 4.000%), 12/30/26 [1,2]	69,509
		United PF Incremental (Planet Fitness)
	25,000	9.500% (3 Month
		LIBOR + 8.500%), 12/30/26 [1,2]	25,250
			323,745
Metals/Mining: 2.1%
		AMG Advanced Metallurgical
	242,488	3.178% (1 Month
		LIBOR + 3.000%), 2/3/25 [1,2]	226,120

Services: 4.4%
		APi Group B (J2 Acquisition)
	99,500	2.678% (1 Month
		LIBOR + 2.500%), 10/1/26 [1,2]	96,162
		Capri Acquisitions
		(Redtop/CPA Global)
	108,406	3.760% (3 Month
		LIBOR + 3.000%), 11/1/24 [1,2]	104,341
		Frontdoor (AHS Holding)
	144,897	2.688% (1 Month
		LIBOR + 2.500%), 8/18/25 [1,2]	141,033
		Gems Menasa (Global Education
		Management) (GEMS Education)
	148,506	6.000% (6 Month
		LIBOR + 5.000%), 7/30/26 [1,2]	141,080
			482,616
Steel: 1.8%
		Zekelman Industries
		(JMC Steel) (01/20)
	199,500	2.430% (1 Month
		LIBOR + 2.250%) 1/25/27 [1,2]	191,769

Technology: 11.4%
		Buzz Merger Sub
		(Worldwide Vision) B
	50,000	2.924% (1 Month
		LIBOR + 2.750%), 1/29/27 [1,2]	48,563

The accompanying notes are an integral part of these financial statements.

Floating Rate Fund

SCHEDULE OF INVESTMENTS at June 30, 2020 (Unaudited) (Continued)

Principal
Amount†		Value
BANK LOANS: 84.5% (Continued)

Technology: 11.4% (Continued)
	Dawn Acquisition
246,250	4.058% (3 Month
	LIBOR + 3.750%), 12/31/25 [1,2]	$225,565
	EagleView Technology
	Corporation (6/18)
148,867	3.863% (6 Month
	LIBOR + 3.500%), 8/14/25 [1,2]	141,490
	Maxar Technologies B
	(MacDonald Dettwiler)
68,134	2.930% (1 Month
	LIBOR + 2.750%), 10/4/24 [1,2]	64,067
	SuperMoose Borrower
	(CentralSquare Tech) B
295,500	3.928% (1 Month
	LIBOR + 3.750%), 8/29/25 [1,2]	261,642
	Surf Holdings B (Sophos Group)
125,000	3.827% (3 Month
	LIBOR + 3.500%), 3/5/27 [1,2]	120,379
	Toro Private (03/19)
	(Travelport Finance)
248,125	6.072% (6 Month
	LIBOR + 5.000%), 5/29/26 [1,2]	165,511
	Triton Solar US B
262,576	7.072% (6 Month
	LIBOR + 6.000%), 10/31/24 [1,2]	223,189
		1,250,406
Telecommunications: 6.5%
	Iridium Satellite (11/19)
49,875	4.750% (1 Month
	LIBOR + 3.750%), 11/4/26 [1,2]	49,015
	Level 3 Financing B (11/19)
50,000	1.928% (1 Month
	LIBOR + 1.750%), 3/1/27 [1,2]	47,446
	Numericable (Altice/YPSO) B11
69,820	2.928% (1 Month
	LIBOR + 2.750%), 7/31/25 [1,2]	66,412
	Telesat Canada B-5
223,875	2.930% (1 Month
	LIBOR + 2.750%), 12/7/26 [1,2]	215,946
	T-Mobile USA B
50,000	3.178% (1 Month
	LIBOR + 3.000%), 4/1/27 [1,2]	49,977
	Xplornet Communications B (06/20)
125,000	4.928% (1 Month
	LIBOR + 4.750%), 6/10/27 [1,2]	119,813
	Zayo Group Holdings Initial Dollar
174,563	3.178% (1 Month
	LIBOR + 3.000%), 3/9/27 [1,2]	166,262
		714,871
Transportation Excluding Air/Rail: 1.8%
	Yak Access B
240,385	5.308% (3 Month
	LIBOR + 5.000%), 7/11/25 [1,2]	194,712

Utilities: 3.6%
	Calpine Corporation B-5
242,937	2.430% (1 Month
	LIBOR + 2.250%), 1/15/24 [1,2]	235,143
	Edgewater (Spade Facilities)
97,570	3.928% (1 Month
	LIBOR + 3.750%), 12/12/25 [1,2]	93,524
	Heritage Power B
74,438	7.771% (6 Month
	LIBOR + 6.000%), 7/30/26 [1,2]	70,080
		398,747
TOTAL BANK LOANS
(Cost $9,770,443)		9,239,850
TOTAL INVESTMENTS IN SECURITIES: 89.6%
(Cost $10,359,369)		9,796,738
Other Assets in Excess of Liabilities: 10.4%		1,140,158
TOTAL NET ASSETS: 100.0%		$10,936,896

†	In USD unless otherwise indicated.
EUR – Euro
EURIBOR – Euro Interbank Offered Rate
LIBOR – London Interbank Offered Rate
USD – United States Dollar
[1]
Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. Bank Loans, while exempt from registration, under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.

[2]	Variable rate security; rate shown is the rate in effect on June 30, 2020. An index may have a negative rate. Interest rate may also be subject to a cap or floor.
[3]	All or a portion of the loan may be unfunded.
[4]	Denotes investments purchased on a when-issued or delayed delivery basis.

The accompanying notes are an integral part of these financial statements.

Floating Rate Fund

SCHEDULE OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS at June 30, 2020 (Unaudited)

The Floating Rate Fund had the following forward foreign currency exchange contracts outstanding with the Bank of New York.

	Currency to be Delivered	U.S. Dollar Value at	Currency to be Received	U.S. Dollar Value at	Unrealized Appreciation
Settlement Date		June 30, 2020		June 30, 2020	(Depreciation)
9/16/20	EUR1,900,000	$2,138,409	$2,161,801	$2,161,801	$23,392
		$2,138,409		$2,161,801	$23,392

The accompanying notes are an integral part of these financial statements.

Muzinich Funds

STATEMENTS OF ASSETS AND LIABILITIES at June 30, 2020 (Unaudited)

	Credit		Low
	Opportunities	U.S. High	Duration	Floating
	Fund	Yield Fund	Fund	Rate Fund
ASSETS
Investments in unaffiliated securities, at value (Cost $415,832,700,
$59,109,617, $580,976,267, and $10,359,369) (Note 2)	$426,303,808	$59,087,402	$568,645,181	$9,796,738
Investments in securities of affiliated securities, at value (Cost $4,000,000,
$—, $7,000,000, and $—)	3,772,000	—	6,601,000
Deposits at broker	288,920	—	—	—
Cash	8,756,942	2,589,088	1,025,090	596,721
Foreign currency, at value
(Cost $3,859,876, $—, $2,718,883, and $83,068)	3,854,608	—	2,706,273	82,519
Receivables:
Fund shares sold	14,550,144	—	465,954	—
Investment securities sold	4,440,485	901,294	4,782,954	1,154,522
Interest receivable	4,075,720	893,227	6,458,274	73,725
Distribution receivable from affiliate	14,811	—	25,920	—
Unrealized appreciation on forward foreign currency exchange contracts	570,477	—	2,973,853	23,392
Due from advisor, net	—	—	—	4,908
Prepaid expenses	24,352	23,400	35,797	31,047
Total assets	466,652,267	63,494,411	593,720,296	11,763,572

LIABILITIES
Payables:
Investment securities purchased	3,006,871	2,315,881	4,850,407	734,056
Fund shares purchased	204,283	—	758,706	—
Distribution to shareholders	1,078,703	173,641	1,062	40,731
Unrealized depreciation on forward foreign currency exchange contracts	35,804	—	3,162,572	—
Investment advisory fees, net	165,965	10,899	162,706	—
Fund accounting fees	32,796	19,623	46,083	6,258
Administration fees	40,733	8,578	55,543	4,153
Transfer agent fees	16,238	2,363	23,843	479
Audit fees	37,133	34,936	34,861	34,945
Chief Compliance Officer fees	2,534	2,549	2,500	2,534
Custody fees	8,381	332	27,591	—
Trustee fees	3,815	2,841	5,098	2,759
Shareholder service fees – Institutional Class	17,494	94	—	—
Other accrued expenses	15,042	1,164	6,144	761
Total liabilities	4,665,792	2,572,901	9,137,116	826,676
NET ASSETS	$461,986,475	$60,921,510	$584,583,180	$10,936,896

The accompanying notes are an integral part of these financial statements.

Muzinich Funds

STATEMENTS OF ASSETS AND LIABILITIES at June 30, 2020 (Unaudited) (Continued)

	Credit		Low
	Opportunities	U.S. High	Duration	Floating
	Fund	Yield Fund	Fund	Rate Fund
COMPONENTS OF NET ASSETS
Paid-in capital	$452,334,363	$62,105,618	$605,829,286	$11,591,721
Total distributable (accumulated) earnings (losses)	9,652,112	(1,184,108)	(21,246,106)	(654,825)
Total net assets	$461,986,475	$60,921,510	$584,583,180	$10,936,896

COMPONENTS OF NET ASSET VALUE
Supra Institutional Class[1]:
Net assets	$282,621,786	$59,278,184	$584,485,453	$—
Shares of beneficial interest issued and outstanding	26,086,000	6,377,315	60,021,590	—
Net asset value, offering and redemption price per share	$10.83	$9.30	$9.74	$—
Institutional Class:
Net assets	$179,364,689	$1,643,326	$97,727	$10,936,896
Shares of beneficial interest issued and outstanding	16,559,443	176,661	9,888	1,159,348
Net asset value, offering and redemption price per share	$10.83	$9.30	$9.88	$9.43

[1]	This class is not offered for the Floating Rate Fund as of June 30, 2020.

The accompanying notes are an integral part of these financial statements.

Muzinich Funds

(This Page Intentionally Left Blank.)

Muzinich Funds

STATEMENTS OF OPERATIONS For the Six Months Ended June 30, 2020 (Unaudited)

	Credit		Low
	Opportunities	U.S. High	Duration	Floating
	Fund	Yield Fund	Fund	Rate Fund
INVESTMENT INCOME
Interest (net of foreign withholding tax of $—,
$1,276, $13,320, and $—, respectively)	$7,173,542	$1,393,991	$10,149,579	$300,023
Dividends from unaffiliated investments	15,409	54,129	—	—
Dividends from affiliated investments	92,424	—	161,741	—
Consent income	30,788	1,813	—	—
Other income	9,200	401	677	417
Total investment income	7,321,363	1,450,334	10,311,997	300,440

EXPENSES
Investment advisory fees	1,260,430	134,422	1,414,037	27,090
Administration fees	80,885	17,631	128,700	8,091
Fund accounting fees	63,238	35,831	101,775	12,920
Custody fees	50,586	4,834	91,196	2,662
Shareholder service fees – Institutional Class	49,512	—	—	—
Transfer agent fees	37,662	4,269	54,776	837
Registration fees	19,697	13,477	28,315	9,345
Audit fees	12,564	11,792	11,863	11,782
Miscellaneous expenses	10,007	3,536	8,799	3,109
Trustees fees	9,366	6,703	11,861	6,482
Reports to shareholders	5,713	1,157	22,548	975
Chief Compliance Officer fees	5,675	5,662	5,709	5,675
Legal fees	2,838	3,252	2,885	3,119
Insurance expense	1,866	1,344	2,158	1,343
Interest expense	4	—	207	—
Total expenses	1,610,043	243,910	1,884,829	93,430
Less: affiliated advisory fees waived and expenses absorbed	(12,160)	—	(21,280)	—
Less: advisory fees waived and expenses absorbed	(300,102)	(102,155)	(313,576)	(58,213)
Net expenses	1,297,781	141,755	1,549,973	35,217
Net investment income (loss)	6,023,582	1,308,579	8,762,024	265,223

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on:
Unaffiliated investments	(5,871,259)	(659,559)	(19,391,382)	(121,491)
Forward foreign currency exchange contracts	(281,241)	—	2,686,305	(29,975)
Foreign currency and foreign currency transactions	(197,150)	—	(155,180)	15,862
Futures contracts	(209,827)	—	—	—
Swap contracts	489,693	—	—	—
Net realized gain (loss)	(6,069,784)	(659,559)	(16,860,257)	(135,604)
Change in net unrealized appreciation/depreciation on:
Unaffiliated investments	1,056,924	(1,134,709)	(10,730,653)	(428,667)
Affiliated investments	(180,000)	—	(315,000)	—
Forward foreign currency exchange contracts	1,419,760	—	6,425,326	53,969
Foreign currency and foreign currency translation	(58,328)	—	28,808	(2,122)
Change in net unrealized appreciation/depreciation	2,238,356	(1,134,709)	(4,591,519)	(376,820)
Net realized and unrealized gain (loss) on investments	(3,831,428)	(1,794,268)	(21,451,776)	(512,424)
Net increase (decrease) in net assets resulting from operations	$2,192,154	$(485,689)	$(12,689,752)	$(247,201)

The accompanying notes are an integral part of these financial statements.

Credit Opportunities Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2020	Year Ended
	(Unaudited)	December 31, 2019
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income (loss)	$6,023,582	$12,697,555
Net realized gain (loss) on investments, forward foreign currency exchange contracts,
foreign currency, foreign currency translation, futures contracts and swap contracts	(6,069,784)	18,086,513
Change in unrealized appreciation/depreciation on investments, forward foreign currency
exchange contracts, foreign currency, foreign currency translation, and futures contracts	2,238,356	9,707,575
Net increase (decrease) in net assets resulting from operations	2,192,154	40,491,643

DISTRIBUTIONS TO SHAREHOLDERS
From earnings:
Supra Institutional Class	(3,018,553)	(16,519,502)
Institutional Class	(1,838,559)	(9,649,372)
Class A1	—	(7,136)
Total distributions to shareholders	(4,857,112)	(26,176,010)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from net change in outstanding shares –
Supra Institutional Class[2]	22,536,411	13,060,330
Net increase (decrease) in net assets derived from net change in outstanding shares –
Institutional Class[2]	24,790,071	(4,112,961)
Net increase (decrease) in net assets derived from net change in outstanding shares –
Class A1,2	—	(403,696)
Total increase (decrease) in net assets from capital share transactions	47,326,482	8,543,673
Total increase (decrease) in net assets	44,661,524	22,859,306

NET ASSETS
Beginning of period/year	417,324,951	394,465,645
End of period/year	$461,986,475	$417,324,951

The accompanying notes are an integral part of these financial statements.

Credit Opportunities Fund

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

[2]	Summary of share transactions is as follows:

	Six Months Ended
	June 30, 2020		Year Ended
	(Unaudited)		December 31, 2019
Supra Institutional Class:	Shares	Value	Shares	Value
Shares sold	3,342,723	$36,109,715	3,769,106	$41,919,717
Shares issued in reinvestment of distributions	125,556	1,310,331	676,120	7,389,094
Shares redeemed[3]	(1,414,794)	(14,883,635)	(3,303,653)	(36,248,481)
Net increase (decrease)	2,053,485	$22,536,411	1,141,573	$13,060,330

	Six Months Ended
	June 30, 2020		Year Ended
	(Unaudited)		December 31, 2019
Institutional Class:	Shares	Value	Shares	Value
Shares sold	5,787,538	$61,821,361	3,833,373	$42,136,030
Shares sold in connection with the conversion of
Class A shares into Institutional Class shares[1]	—	—	34,768	395,833
Shares issued in reinvestment of distributions	131,523	1,370,862	694,220	7,582,642
Shares redeemed[4]	(3,632,538)	(38,402,152)	(4,974,381)	(54,227,466)
Net increase (decrease)	2,286,523	$24,790,071	(412,020)	$(4,112,961)

			Year Ended
			December 31, 2019
Class A:			Shares	Value
Shares sold			474	$5,250
Shares issued in reinvestment of distributions			650	7,137
Shares redeemed			(1,797)	(20,250)
Shares redeemed in connection with the conversion of
Class A shares into Institutional Class shares[1]			(34,818)	(395,833)
Net increase (decrease)			(35,491)	$(403,696)
[1]	Credit Opportunities Fund – Class A shares converted into Institutional Class shares on close of business December 27, 2019.
[3]	Net of redemption fees of $13,523 and $1,528, respectively.
[4]	Net of redemption fees of $6,499 and $7,588, respectively.

The accompanying notes are an integral part of these financial statements.

U.S. High Yield Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2020	Year Ended
	(Unaudited)	December 31, 2019
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income (loss)	$1,308,579	$2,044,179
Net realized gain (loss) on investments	(659,559)	(170,190)
Net change in unrealized appreciation/depreciation on investments	(1,134,709)	2,784,622
Net increase (decrease) in net assets resulting from operations	(485,689)	4,658,611

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders – Supra Institutional Class	(1,271,709)	(2,001,323)
Net distributions to shareholders – Institutional Class	(29,355)	(39,177)
Total distributions to shareholders	(1,301,064)	(2,040,500)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from net change in outstanding shares –
Supra Institutional Class[1]	17,420,573	11,384,907
Net increase (decrease) in net assets derived from net change in outstanding shares –
Institutional Class[1]	182,214	936,510
Total increase (decrease) in net assets from capital share transactions	17,602,787	12,321,417
Total increase (decrease) in net assets	15,816,034	14,939,528

NET ASSETS
Beginning of period/year	45,105,476	30,165,948
End of period/year	$60,921,510	$45,105,476

[1]	Summary of share transactions is as follows:

	Six Months Ended
	June 30, 2020		Year Ended
	(Unaudited)		December 31, 2019
Supra Institutional Class:	Shares	Value	Shares	Value
Shares sold	1,927,194	$17,139,177	1,207,945	$11,660,781
Shares issued in reinvestment of distributions	54,660	503,814	79,329	767,691
Shares redeemed	(25,411)	(222,418)	(107,340)	(1,043,565)
Net increase (decrease)	1,956,443	$17,420,573	1,179,934	$11,384,907

	Six Months Ended
	June 30, 2020		Year Ended
	(Unaudited)		December 31, 2019
Institutional Class:	Shares	Value	Shares	Value
Shares sold	105,254	$994,500	97,000	$955,450
Shares issued in reinvestment of distributions	1,639	15,124	3,020	29,210
Shares redeemed	(97,000)	(827,410)	(5,000)	(48,150)
Net increase (decrease)	9,893	$182,214	95,020	$936,510

The accompanying notes are an integral part of these financial statements.

Low Duration Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2020	Year Ended
	(Unaudited)	December 31, 2019
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income (loss)	$8,762,024	$16,132,182
Net realized gain (loss) on investments, forward foreign currency exchange contracts,
foreign currency, and foreign currency translation	(16,860,257)	13,551,648
Change in unrealized appreciation/depreciation on investments, forward foreign
currency exchange contracts, foreign currency, and foreign currency translation	(4,591,519)	15,814,001
Net increase (decrease) in net assets resulting from operations	(12,689,752)	45,497,831

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders – Supra Institutional Class	(4,749,303)	(14,926,359)
Net distributions to shareholders – Institutional Class	(699)	(1,079)
Total distributions to shareholders	(4,750,002)	(14,927,438)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from net change in outstanding shares –
Supra Institutional Class[1]	(130,078,222)	129,553,229
Net increase (decrease) in net assets derived from net change in outstanding shares –
Institutional Class[1]	(1,343)	101,016
Total increase (decrease) in net assets from capital share transactions	(130,079,565)	129,654,245
Total increase (decrease) in net assets	(147,519,319)	160,224,638

NET ASSETS
Beginning of period/year	732,102,499	571,877,861
End of period/year	$584,583,180	$732,102,499

[1]	Summary of share transactions is as follows:

	Six Months Ended
	June 30, 2020		Year Ended
	(Unaudited)		December 31, 2019
Supra Institutional Class:	Shares	Value	Shares	Value
Shares sold	19,906,096	$189,002,956	35,273,136	$350,548,555
Shares issued in reinvestment of distributions	485,540	4,737,334	1,496,883	14,890,533
Shares redeemed[2]	(33,178,052)	(323,819,862)	(23,974,491)	(235,885,859)
Net increase (decrease)	(12,786,416)	$(130,079,572)	12,795,528	$129,553,229

[2]	Net of redemption fees of $21,850 and $2,351, respectively.

	Six Months Ended
	June 30, 2020		Period Ended
	(Unaudited)		December 31, 2019[4]
Institutional Class:	Shares	Value	Shares	Value
Shares sold	2	$10	23,004	$236,000
Shares issued in reinvestment of distributions	1	7	2	16
Shares redeemed[3]	(1)	(10)	(13,120)	(135,000)
Net increase (decrease)	2	$7	9,886	$101,016

[3]	Net of redemption fees of less than $1 and less than $1, respectively.
[4]	Institutional Class commenced operations on April 30, 2019. Information presented is for the period from April 30, 2019, to December 31, 2019.

The accompanying notes are an integral part of these financial statements.

Floating Rate Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2020	Year Ended
	(Unaudited)	December 31, 2019
NET INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income (loss)	$265,223	$496,317
Net realized gain (loss) on investments, forward foreign currency
exchange contracts, foreign currency, and foreign currency translation	(135,604)	55,050
Change in unrealized appreciation/depreciation on investments, forward foreign
currency exchange contracts, foreign currency, and foreign currency translation	(376,820)	243,232
Net increase (decrease) in net assets resulting from operations	(247,201)	794,599

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders – Institutional Class	(267,680)	(528,971)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from net change in outstanding shares –
Institutional Class[1]	13,515	25,811
Total increase (decrease) in net assets	(501,366)	291,439

NET ASSETS
Beginning of period/year	11,438,262	11,146,823
End of period/year	$10,936,896	$11,438,262

1 A summary of share transactions is as follows:

	Six Months Ended
	June 30, 2020		Year Ended
	(Unaudited)		December 31, 2019
Institutional Class:	Shares	Value	Shares	Value
Shares sold	—	$—	—	$—
Shares issued to holders in reinvestment of distributions	1,451	13,515	2,614	25,811
Net increase (decrease)	1,451	$13,515	2,614	$25,811

The accompanying notes are an integral part of these financial statements.

Credit Opportunities Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period/year

	Six Months Ended
	June 30, 2020	Year Ended December 31,
Supra Institutional Class	(Unaudited)	2019	2018	2017	2016	2015
Net asset value, beginning of period/year	$10.90	$10.49	$10.69	$10.50	$10.27	$10.38

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)[1]	0.15	0.35	0.29	0.34	0.32	0.29
Net realized and unrealized gain (loss) on investments	(0.10)	0.77	(0.27)	0.15	0.33	(0.14)
Total from investment operations	0.05	1.12	0.02	0.49	0.65	0.15
Redemption fee proceeds	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]

LESS DISTRIBUTIONS:
From net investment income	(0.12)	(0.31)	(0.08)	(0.27)	(0.31)	(0.26)
From return of capital	—	—	(0.02)	—	—	—
From net realized gain	—	(0.40)	(0.12)	(0.03)	(0.11)	—
Total distributions	(0.12)	(0.71)	(0.22)	(0.30)	(0.42)	(0.26)
Net asset value, end of period/year	$10.83	$10.90	$10.49	$10.69	$10.50	$10.27
Total return	0.53%[3]	10.77%	0.22%	4.70%	6.34%	1.48%

SUPPLEMENTAL DATA:
Net assets, end of period/year (millions)	$282.6	$261.9	$240.1	$208.4	$176.9	$148.5
Portfolio turnover rate	98%[3]	293%	244%	135%	260%	473%

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	0.75%[4]	0.76%	0.80%	0.83%	0.84%	0.90%
After fees waived and expenses absorbed	0.59%[4]	0.59%	0.60%	0.60%	0.60%	0.60%

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	2.73%[4]	3.01%	2.61%	3.00%	2.77%	2.47%
After fees waived and expenses absorbed	2.89%[4]	3.18%	2.81%	3.23%	3.01%	2.77%

[1]	Calculated using the average shares outstanding method.
[2]	Does not round to $0.01 or $(0.01), as applicable.
[3]	Not annualized.
[4]	Annualized.

The accompanying notes are an integral part of these financial statements.

Credit Opportunities Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period/year

	Six Months Ended
	June 30, 2020	Year Ended December 31,
Institutional Class	(Unaudited)	2019	2018	2017	2016	2015
Net asset value, end of period/year	$10.89	$10.49	$10.69	$10.49	$10.27	$10.38

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)[1]	0.15	0.34	0.29	0.34	0.33	0.27
Net realized and unrealized gain (loss) on investments	(0.09)	0.76	(0.27)	0.15	0.31	(0.12)
Total from investment operations	0.06	1.10	0.02	0.49	0.64	0.15
Redemption fee proceeds	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	—	—

LESS DISTRIBUTIONS:
From net investment income	(0.12)	(0.30)	(0.08)	(0.26)	(0.31)	(0.26)
From return of capital	—	—	(0.02)	—	—	—
From net realized gain	—	(0.40)	(0.12)	(0.03)	(0.11)	—
Total distributions	(0.12)	(0.70)	(0.22)	(0.29)	(0.42)	(0.26)
Net asset value, end of period/year	$10.83	$10.89	$10.49	$10.69	$10.49	$10.27
Total return	0.60%[3]	10.60%	0.20%	4.73%	6.20%	1.41%

SUPPLEMENTAL DATA:
Net assets, end of period/year (millions)	$179.4	$155.5	$154.0	$181.9	$74.6	$7.7
Portfolio turnover rate	98%[3]	293%	244%	135%	260%	473%

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	0.81%[4]	0.82%	0.83%	0.91%	0.90%	0.97%
After fees waived and expenses absorbed	0.65%[4]	0.65%	0.63%	0.67%	0.64%	0.67%

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	2.67%[4]	2.95%	2.57%	2.92%	2.81%	2.33%
After fees waived and expenses absorbed	2.83%[4]	3.12%	2.77%	3.16%	3.08%	2.63%

[1]	Calculated using the average shares outstanding method.
[2]	Does not round to $0.01 or $(0.01), as applicable.
[3]	Not annualized.
[4]	Annualized.

The accompanying notes are an integral part of these financial statements.

U.S. High Yield Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period/year

	Six Months Ended				Period Ended
	June 30, 2020	Year Ended December 31,			December 31,
Supra Institutional Class	(Unaudited)	2019	2018	2017	2016[1]
Net asset value, beginning of period/year	$9.83	$9.11	$9.85	$10.45	$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)[2]	0.25	0.51	0.50	0.51	0.41
Net realized and unrealized gain (loss) on investments	(0.54)	0.72	(0.74)	0.14	0.35
Total from investment operations	(0.29)	1.23	(0.24)	0.65	0.76

LESS DISTRIBUTIONS:
From net investment income	(0.24)	(0.51)	(0.50)	(0.58)	(0.30)
From net realized gain	—	—	—	(0.67)	(0.01)
Total distributions	(0.24)	(0.51)	(0.50)	(1.25)	(0.31)
Net asset value, end of period/year	$9.30	$9.83	$9.11	$9.85	$10.45
Total return	(2.91)%[3]	13.71%	(2.59)%	6.30%	7.74%[3]

SUPPLEMENTAL DATA:
Net assets, end of period/year (millions)	$59.3	$43.5	$29.5	$19.5	$83.0
Portfolio turnover rate	61%[3]	89%	71%	120%	140%[3]

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	1.00%[4]	1.21%	1.63%	1.03%	1.83%[4]
After fees waived and expenses absorbed	0.58%[4]	0.58%	0.58%	0.58%	0.58%[4]

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	4.94%[4]	4.68%	4.18%	4.39%	4.01%[4]
After fees waived and expenses absorbed	5.36%[4]	5.30%	5.23%	4.84%	5.25%[4]

[1]	Commenced operations on March 31, 2016. Information presented is for the period from March 31, 2016 to December 31, 2016.
[2]	Calculated based on the average number of shares outstanding.
[3]	Not annualized.
[4]	Annualized.

The accompanying notes are an integral part of these financial statements.

U.S. High Yield Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period/year

	Six Months Ended			Period Ended
	June 30, 2020	Year Ended December 31,		December 31,
Institutional Class	(Unaudited)	2019	2018	2017[1]
Net asset value, beginning of period/year	$9.84	$9.12	$9.86	$10.46

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)[2]	0.25	0.51	0.49	0.39
Net realized and unrealized gain (loss) on investments	(0.55)	0.72	(0.74)	0.17
Total from investment operations	(0.30)	1.23	(0.25)	0.56

LESS DISTRIBUTIONS:
From net investment income	(0.24)	(0.51)	(0.49)	(0.49)
From net realized gain	—	—	—	(0.67)
Total distributions	(0.24)	(0.51)	(0.49)	(1.16)
Net asset value, end of period/year	$9.30	$9.84	$9.12	$9.86
Total return	(3.01)%[3]	13.68%	(2.67)%	5.47%[3]

SUPPLEMENTAL DATA:
Net assets, end of period/year (millions)	$1.6	$1.6	$0.7	$2.6
Portfolio turnover rate	61%[3]	89%	71%	120%[3,5]

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	1.01%[4]	1.17%	1.68%	1.61%[4]
After fees waived and expenses absorbed	0.58%[4]	0.59%	0.64%	0.68%[4]

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	4.81%[4]	4.74%	4.02%	3.87%[4]
After fees waived and expenses absorbed	5.24%[4]	5.32%	5.06%	4.81%[4]

[1]	Commenced operations on March 27, 2017. Information presented is for the period from March 27, 2017 to December 31, 2017.
[2]	Calculated based on the average number of shares outstanding.
[3]	Not annualized.
[4]	Annualized.
[5]	Portfolio turnover calculated at the Fund level.

The accompanying notes are an integral part of these financial statements.

Low Duration Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period/year

	Six Months Ended				Period Ended
	June 30, 2020	Year Ended December 31,			December 31,
Supra Institutional Class	(Unaudited)	2019	2018	2017	2016[1]
Net asset value, beginning of period/year	$10.05	$9.53	$10.27	$10.04	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)[2]	0.13	0.26	0.25	0.24	0.09
Net realized and unrealized gain (loss) on investments	(0.37)	0.48	(0.17)	0.18	0.03
Total from investment operations	(0.24)	0.74	0.08	0.42	0.12
Redemption fee proceeds	0.00 [3]	0.00 [3]	—	0.00 [3]	—

LESS DISTRIBUTIONS:
From net investment income	(0.07)	(0.13)	(0.29)	(0.19)	(0.08)
From net realized gain	—	(0.09)	(0.53)	(0.00)[3]	—
Total distributions	(0.07)	(0.22)	(0.82)	(0.19)	(0.08)
Net asset value, end of period/year	$9.74	$10.05	$9.53	$10.27	$10.04
Total return	(2.38)%[4]	7.86%	0.79%	4.26%	1.19%[4]

SUPPLEMENTAL DATA:
Net assets, end of period/year (millions)	$584.5	$732.0	$571.9	$705.8	$263.8
Portfolio turnover rate	46%[4]	47%	72%	57%	7%[4]

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	0.60%[5]	0.59%	0.62%	0.71%	0.96%[5]
After fees waived and expenses absorbed	0.49%[5]	0.49%	0.50%	0.50%	0.50%[5]

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	2.68%[5]	2.50%	2.32%	2.16%	1.40%[5]
After fees waived and expenses absorbed	2.79%[5]	2.60%	2.44%	2.37%	1.86%[5]

[1]	Commenced operations on June 30, 2016. Information presented is for the period from June 30, 2016 to December 31, 2016.
[2]	Calculated using the average shares outstanding method.
[3]	Does not round to $0.01 or $(0.01), as applicable.
[4]	Not annualized.
[5]	Annualized.

The accompanying notes are an integral part of these financial statements.

Low Duration Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period

	Six Months Ended
	June 30, 2020	Period Ended
Institutional Class	(Unaudited)	December 31, 2019[1]
Net asset value, end of period	$10.20	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)[2]	0.14	0.17
Net realized and unrealized gain (loss) on investments	(0.39)	0.19
Total from investment operations	(0.25)	0.36

LESS DISTRIBUTIONS:
From net investment income	(0.07)	(0.07)
From net realized gain	—	(0.09)
Total distributions	(0.07)	(0.16)
Net asset value, end of period	$9.88	$10.20
Total return[3]	(2.44)%	3.60%

SUPPLEMENTAL DATA:
Net assets, end of period (millions)	$0.1	$0.1
Portfolio turnover rate[3]	46%	47%[5]

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed[4]	0.60%	0.53%
After fees waived and expenses absorbed[4]	0.49%	0.46%

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed[4]	2.70%	2.31%
After fees waived and expenses absorbed[4]	2.81%	2.38%

[1]	Commenced operations on April 30, 2019. Information presented is for the period from April 30, 2019 to December 31, 2019.
[2]	Calculated using the average shares outstanding method.
[3]	Not annualized.
[4]	Annualized.
[5]	Portfolio turnover calculated at the Fund level.

The accompanying notes are an integral part of these financial statements.

Floating Rate Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period/year

	Six Months Ended
	June 30, 2020	Year Ended	Period Ended
Institutional Class	(Unaudited)	December 31, 2019	December 31, 2018[1]
Net asset value, beginning of period/year	$9.88	$9.65	$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)[2]	0.23	0.43	0.15
Net realized and unrealized gain (loss) on investments	(0.45)	0.26	(0.28)
Total from investment operations	(0.22)	0.69	(0.13)

LESS DISTRIBUTIONS:
From net investment income	(0.23)	(0.38)	(0.13)
From net realized gain	—	(0.08)	(0.09)
Total distributions	(0.23)	(0.46)	(0.22)
Net asset value, end of period/year	$9.43	$9.88	$9.65
Total return	(2.16)%[3]	7.34%	(1.45)%[3]

SUPPLEMENTAL DATA:
Net assets, end of period/year (millions)	$10.9	$11.4	$11.1
Portfolio turnover rate	24%[3]	78%	22%[3]

RATIOS OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	1.72%[4]	1.86%	2.37%[4]
After fees waived and expenses absorbed	0.65%[4]	0.65%	0.65%[4]

RATIOS OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	3.81%[4]	3.13%	1.26%[4]
After fees waived and expenses absorbed	4.88%[4]	4.34%	2.98%[4]

[1]	Commenced operations on June 29, 2018. Information presented for the period is from June 29, 2018 to December 31, 2018.
[2]	Calculated based on average shares outstanding during the period.
[3]	Not Annualized.
[4]	Annualized.

The accompanying notes are an integral part of these financial statements.

Muzinich Funds

NOTES TO FINANCIAL STATEMENTS June 30, 2020 (Unaudited)

NOTE 1 – ORGANIZATION

The Muzinich Credit Opportunities Fund (“Credit Opportunities Fund”), Muzinich U.S. High Yield Corporate Bond Fund (“U.S. High Yield Fund”), Muzinich Low Duration Fund (“Low Duration Fund”) and Muzinich High Income Floating Rate Fund (“Floating Rate Fund”) (each a “Fund,” collectively the “Funds”) are diversified series of shares of beneficial interest of Professionally Managed Portfolios (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.” The Funds commenced operations on January 3, 2013, March 31, 2016, June 30, 2016 and June 29, 2018, respectively.

The Funds offer two classes of shares: Institutional shares, and Supra Institutional shares (Class A shares are not available for purchase). Each class of shares has equal rights as to earnings and assets except that each class bears different distribution and shareholder servicing expenses. Each class of shares has exclusive voting rights with respect to matters that affect just that class. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains/losses on investments are allocated to each class of shares based on its relative net assets. Currently, the Credit Opportunities Fund offers Supra Institutional and Institutional Class shares, the U.S. High Yield Fund offers Supra Institutional and Institutional Class shares, the Low Duration Fund offers Supra Institutional and Institutional Class shares and the Floating Rate Fund offers Institutional Class shares.

The investment objective of the Credit Opportunities Fund is primarily to provide a high level of income and capital appreciation. The investment objective of the U.S. High Yield Fund is to provide a high level of income on a risk-adjusted basis over a full market cycle. The investment objective of the Low Duration Fund is to protect capital and generate positive returns under most market conditions. The investment objective of the Floating Rate Fund is to provide a high level of income with a focus on principal preservation and reduced exposure to changes in interest rates.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.
Security Valuation. All equity securities, which may include Real Estate Investment Trusts (“REITs”), Business Development Companies (“BDCs”) and Master Limited Partnerships (“MLPs”), that are traded on U.S. national or foreign securities exchanges are valued either at the last reported sale price on the exchange on which the security is principally traded or the exchange’s official closing price. If, on a particular day, an exchange-traded security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities, which may include REITs, BDCs and MLPs that are not traded on a listed exchange are valued at the last sale price in the over-the- counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.

Debt securities are valued by using an evaluated mean of the bid and asked prices provided by an independent pricing service. The independent pricing service may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. In the absence of a price from a pricing service, securities are valued at their respective fair values as determined in good faith by the Valuation Committee.

Exchange traded options are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”). NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace. Composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded.

Forward foreign currency exchange contracts are presented at fair value measured by the difference between the forward exchange rates (“forward rates”) at the dates of entry into the contracts and the forward rates at the reporting date, and such differences are included in the Statements of Assets and Liabilities.

Muzinich Funds

NOTES TO FINANCIAL STATEMENTS June 30, 2020 (Unaudited) (Continued)

Swap agreements, such as credit default swaps, total return swaps, interest rate swaps and currency swaps, are priced by an approved independent pricing service. The independent pricing service includes observable market data inputs in an evaluated valuation methodology.

Futures contracts are priced by an approved independent pricing service. Futures contracts are valued at the settlement price on the exchange on which they are principally traded.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Valuation Committee. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board of Trustees (the “Board”). Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments and derivative instruments as of June 30, 2020. See the Schedules of Investments for the industry breakouts.

Credit Opportunities Fund

Description	Level 1	Level 2	Level 3	Total
Assets:
Corporate Bonds	$—	$413,073,086	$—	$413,073,086
U.S. Government Notes/Bonds	—	4,488,222	—	4,488,222
Exchange Traded Funds	8,742,500	—	—	8,742,500
Affiliated Mutual Funds	3,772,000	—	—	3,772,000
Total Assets	$12,514,500	$417,561,308	$—	$430,075,808
Other Financial Instruments[1]:
Forward Foreign Currency Exchange Contracts	$—	$534,673	$—	$534,673

[1]
Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments, such as forward foreign currency exchange contracts are presented at the net unrealized appreciation/(depreciation) on the investment.

Muzinich Funds

NOTES TO FINANCIAL STATEMENTS June 30, 2020 (Unaudited) (Continued)

U.S. High Yield Fund

Description	Level 1	Level 2	Level 3	Total
Assets:
Corporate Bonds	$—	$55,125,518	$—	$55,125,518
Bank Loans	—	3,961,884	—	3,961,884
Total Assets	$—	$59,087,402	$—	$59,087,402

Low Duration Fund

Description	Level 1	Level 2	Level 3	Total
Assets:
Corporate Bonds	$—	$517,962,859	$—	$517,962,859
Collateralized Loan Obligations	—	4,996,023	—	4,996,023
Convertible Bonds	—	20,098,210	—	20,098,210
Affiliated Mutual Funds	6,601,000	—	—	6,601,000
Bank Loans	—	25,588,089	—	25,588,089
Total Assets	$6,601,000	$568,645,181	$—	$575,246,181
Other Financial Instruments[1]:
Forward Foreign Currency Exchange Contracts	$—	$(188,719)	$—	$(188,719)

[1]
Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments, such as forward foreign currency exchange contracts are presented at the net unrealized appreciation/(depreciation) on the investment.

Floating Rate Fund

Description	Level 1	Level 2	Level 3	Total
Assets:
Corporate Bonds	$—	$556,888	$—	$556,888
Bank Loans	—	9,239,850	—	9,239,850
Total Assets	$—	$9,796,738	$—	$9,796,738
Other Financial Instruments[1]:
Forward Foreign Currency Exchange Contracts	$—	$23,392	$—	$23,392

[1]
Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments, such as forward foreign currency exchange contracts are presented at the net unrealized appreciation/(depreciation) on the investment.

The Funds have provided additional disclosures below regarding derivatives and hedging activity intending to improve financial reporting by enabling investors to understand how and why the Funds use forward contracts and swap contracts (types of derivatives), how they are accounted for, and how they affect an entity’s results of operations and financial position. The Funds may use derivatives in various ways. The Funds may, but are not required to, use derivatives for risk management purposes or as part of its investment strategies. Derivatives are financial contracts whose values depend on, or are derived from, the value of an underlying asset, reference rate or index. The Funds may use derivatives to earn income and enhance returns, to hedge or adjust the risk profile of its portfolio, to replace more traditional direct investments and to obtain exposure to otherwise inaccessible markets.

The Credit Opportunities Fund’s average notional value of forward foreign currency exchange contracts outstanding during the six months ended June 30, 2020 was $77,497,671. The Low Duration Fund’s average notional value for forward foreign currency exchange contracts outstanding during the six months ended June 30, 2020 was $513,781,183. The Floating Rate Fund’s average notional value for forward foreign currency exchange contracts outstanding during the six months ended June 30, 2020 was $2,503,228. Forward foreign currency exchange contracts during the six months ended June 30, 2020, were with the Bank of New York for the Credit Opportunities Fund, Low Duration Fund, and Floating Rate Fund. The Credit Opportunities Fund’s average notional value of exchange traded futures contracts outstanding during the six months ended June 30, 2020 was $30,163,371. The Credit Opportunities Fund entered into swap contract transactions with Deutsche Bank Trust Co., Goldman Sachs & Co., and J.P. Morgan Chase during the six months ended June 30, 2020, at an average transaction notional value of $8,290,000, $7,875,000, and $5,012,500, respectively.

Muzinich Funds

NOTES TO FINANCIAL STATEMENTS June 30, 2020 (Unaudited) (Continued)

The notional amount for forward foreign currency exchange contracts is calculated based on the currency being sold converted to U.S. dollars. The average notional amount for forward foreign currency exchange contracts is calculated by the dollar value of open contracts at the end of the previous fiscal year and at each quarter end in the current fiscal year. The notional amount for swap contracts is the principal value. The notional amount for futures contracts represents the U.S. dollar value of the contract as of the day of opening the transaction or latest contract reset date. The average notional amount for swap and futures contracts is based on the daily notional amounts.

The following tables show the effects of derivative instruments on the financial statements.

Statements of Assets and Liabilities

Fair values of derivative instruments as of June 30, 2020:

Credit Opportunities Fund

	Asset Derivatives as of June 30, 2020		Liability Derivatives as of June 30, 2020
Instrument	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Forward Foreign Currency	Unrealized Appreciation		Unrealized Depreciation
Exchange Contracts	on Forward Foreign Currency		on Forward Foreign Currency
	Exchange Contracts	$570,477	Exchange Contracts	$35,804
		$570,477		$35,804

Low Duration Fund

	Asset Derivatives as of June 30, 2020		Liability Derivatives as of June 30, 2020
Instrument	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Forward Foreign Currency	Unrealized Appreciation		Unrealized Depreciation
Exchange Contracts	on Forward Foreign Currency		on Forward Foreign
	Exchange Contracts	$2,973,853	Currency Exchange Contracts	$3,162,572
		$2,973,853		$3,162,572

Floating Rate Fund

	Asset Derivatives as of June 30, 2020		Liability Derivatives as of June 30, 2020
Instrument	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Forward Foreign Currency	Unrealized Appreciation		Unrealized Depreciation
Exchange Contracts	on Forward Foreign Currency		on Forward Foreign Currency
	Exchange Contracts	$23,392	Exchange Contracts	$—
		$23,392		$—

Statements of Operations

The effect of derivative instruments on the Statements of Operations for the six months ended June 30, 2020:

Credit Opportunities Fund

	Location of Gain (Loss)	Realized Gain (Loss)	Change in Unrealized
	on Derivatives	on Derivatives	Appreciation/Depreciation on
Instrument	Recognized in Income	Recognized in Income	Derivatives Recognized in Income
Forward Foreign	Net realized and unrealized
Currency Exchange	gain (loss) on forward foreign
Contracts	currency exchange contracts	$(281,241)	$1,419,760

Credit Default –	Net realized and unrealized
Swap Contracts	gain (loss) on swap contracts	489,693	—

Treasury Futures	Net realized and unrealized
Contracts	gain (loss) on forward foreign
	currency exchange contracts	(209,827)	—

Muzinich Funds

NOTES TO FINANCIAL STATEMENTS June 30, 2020 (Unaudited) (Continued)

Low Duration Fund

	Location of Gain (Loss)	Realized Gain (Loss)	Change in Unrealized
	on Derivatives	on Derivatives	Appreciation/Depreciation on
Instrument	Recognized in Income	Recognized in Income	Derivatives Recognized in Income
Forward Foreign	Net realized and unrealized
Currency Exchange	gain (loss) on forward foreign
Contracts	currency exchange contracts	$2,686,305	$6,425,326

Floating Rate Fund

	Location of Gain (Loss)	Realized Gain (Loss)	Change in Unrealized
	on Derivatives	on Derivatives	Appreciation/Depreciation on
Instrument	Recognized in Income	Recognized in Income	Derivatives Recognized in Income
Forward Foreign	Net realized and unrealized
Currency Exchange	gain (loss) on forward foreign
Contracts	currency exchange contracts	$(29,975)	$53,969

The U.S. High Yield Fund did not have derivatives activity during the six months ended June 30, 2020.

B.
Swap Contracts. A swap, which may be a customized and privately negotiated agreement or a standardized and exchange- traded contract, obligates two parties to exchange a series of cash flows at specified intervals (payment dates) based upon, or calculated by, reference to changes in specified prices or rates for a specified amount of an underlying asset (the “notional” principal amount). Swaps are entered into on a net basis (i.e., the two payment streams are netted out, with a fund receiving or paying, as applicable, only the net amount of the two payments). Examples of such swaps may include, but are not limited to, currency swaps, interest rate swaps, total return swaps, and credit default swaps. Payments received by the Funds from swap agreements will result in taxable income, either as ordinary income or capital gains. Except for currency swaps, the notional principal amount is used solely to calculate the payment streams but is not exchanged. With respect to currency swaps, actual principal amounts of currencies may be exchanged by the counterparties at the initiation, and again upon the termination, of the transaction. The swap market has grown substantially in recent years, with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become well-established and relatively liquid.

C.
Futures Contracts. Each Fund may purchase or sell futures contracts and options thereon to hedge against changes in interest rates, securities (through index futures or options) or currencies. The purchase of futures contracts may be more efficient or cost effective than actually buying the underlying securities or assets. A futures contract is an agreement that obligates the buyer to buy and the seller to sell a specified quantity of an underlying asset (or settle for cash the value of a contract based on an underlying asset, rate or index) at a specific price on the contract maturity date. Upon entering into a futures contract, each Fund is required to pledge to the counterparty an amount of cash, U.S. Government securities or other high quality debt securities equal to the minimum “initial margin” requirements of the exchange or the broker. Pursuant to a contract entered into with a futures commission merchant, each Fund agrees to receive from or pay to the firm an amount of cash equal to the cumulative daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Funds as unrealized gains or losses. When the contract is closed, the Funds record a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Each Fund will cover its current obligations under futures contracts by the segregation of liquid assets or by entering into offsetting transactions or owning positions covering its obligations. The Funds’ use of futures contracts may involve risks that are different from, or possibly greater than, the risks associated with investing directly in securities or other more traditional instruments. These risks include the risk that the value of the futures contracts may not correlate perfectly, or at all, with the value of the assets, reference rates, or indexes that they are designed to track. Other risks include: an illiquid secondary market for a particular instrument and possible exchange- imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired; the risk that adverse price movements in an instrument can result in a loss substantially greater than the Funds’ initial investment in that instrument (in some cases, the potential loss is unlimited); and the risk that a counterparty will not perform its obligations. The Credit Opportunities Fund had futures contracts activity during the six months ended June 30, 2020. Realized and unrealized gains and losses are included in the Statements of Operations. The U.S. High Yield Fund, Low Duration Fund and Floating Rate Fund did not have futures contracts activity during the six months ended June 30, 2020.

Muzinich Funds

NOTES TO FINANCIAL STATEMENTS June 30, 2020 (Unaudited) (Continued)

D.
Forward Foreign Currency Exchange Contracts. During the six months ended June 30, 2020, the Credit Opportunities Fund, Low Duration Fund and Floating Rate Fund entered into transactions to purchase or sell foreign currencies to protect the U.S. dollar value of the underlying non-U.S. portfolio securities against the effect of possible adverse movements in foreign exchange rates. When entering into a forward foreign currency exchange contract, the Funds agree to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. The unrealized gain or loss on the contracts and the forward rates at the reporting date is included in the Statements of Assets and Liabilities.

Realized and unrealized gains and losses are included in the Statements of Operations. The U.S. High Yield Fund did not have forward foreign currency exchange contract activity during the six months ended June 30, 2020.

E.
Foreign Currency. Foreign currency amounts, other than the cost of investments, are translated into U.S. dollar values based upon the spot exchange rate prior to the close of regular trading. The cost of investments is translated at the rates of exchange prevailing on the dates the portfolio securities were acquired. The Funds include foreign exchange gains and losses from interest receivable and other foreign currency denominated payables and receivables in “Change in net unrealized appreciation/depreciation on foreign currency translation” and “Net realized gain (loss) on foreign currency translation.” The Funds do not isolate that portion of realized and unrealized gain (loss) on investments resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in the market price of securities for financial reporting purposes. Fluctuations in foreign exchange rates on investments are thus included in “Change in net unrealized appreciation/depreciation on investments” and “Net realized gain (loss) on investments” as shown in the Statements of Operations.

F.
Federal Income Taxes. Each Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, each Fund intends to declare each year as dividends in each calendar year at least 98.0% of its net investment income (earned during the calendar  year) and at least 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

Net capital losses incurred after October 31, and within the taxable year, are deemed to arise on the first business day of each Fund’s next taxable year.

As of the Funds’ prior fiscal year end of December 31, 2019, the Credit Opportunities Fund, U.S. High Yield Fund, Low Duration Fund and Floating Rate Fund deferred, on a tax basis, post-October losses of $—, $—, $3,645,953 and $16,871, respectively.

As of the Funds’ prior fiscal year end of December 31, 2019, the Credit Opportunities Fund, Low Duration Fund and Floating Rate Fund did not have any capital loss carryovers. The U.S. High Yield Fund had short-term capital loss carryovers of $202,168 and long-term capital loss carryovers of $282,243, with unlimited expiration.

As of June 30, 2020, the Funds did not have any tax positions that did not meet the “more likely-than-not” threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Funds identify their major tax jurisdictions as U.S. Federal and the Commonwealth of Massachusetts; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially.

G.
Securities Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends and interest have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

H.
Distributions to Shareholders. Distributions to shareholders from net investment income for the Credit Opportunities Fund normally are declared and paid on a quarterly basis. Distributions to shareholders from net investment income for the U.S. High Yield Fund, Low Duration Fund and Floating Rate Fund normally are declared and paid on a monthly

Muzinich Funds

NOTES TO FINANCIAL STATEMENTS June 30, 2020 (Unaudited) (Continued)

basis. Distributions are recorded on the ex-dividend date. Distributions to shareholders from net realized gains for the Funds normally are declared and paid on an annual basis, if applicable.

I.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenue and expenses during the reporting period. Actual results could differ from those estimates.

J.
Share Valuation. The net asset value (“NAV”) per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for each Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the NYSE is closed for trading. The offering and redemption price per share for each Fund is equal to each Fund’s net asset value per share. The Funds charge a 1% redemption fee on shares held less than 90 days. The fee is deducted from the redemption proceeds otherwise payable to the shareholder. The Funds will retain the fee charged as paid-in capital and such fees become part of that Funds’ daily NAV calculation.

K.
Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

L.
Illiquid Securities. Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Board approved liquidity risk management program (the “program”) that requires, among other things, that each Fund limit its illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any security which may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If at any time Muzinich & Co., Inc. (the “Advisor”) determines that the value of illiquid investments held by a Fund exceeds 15% of its net asset value, the Advisor will take such steps as it considers appropriate to reduce them as soon as reasonably practicable in accordance with the Funds’ written program.

M.
Variable and Floating Rate Securities. The Funds may invest in variable and floating rate securities. Fixed income securities that have variable or floating rates of interest may, under certain limited circumstances, have varying principal amounts. These securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to one or more interest rate indices or market interest rates (the “underlying index”). The interest paid on these securities is a function primarily of the underlying index upon which the interest rate adjustments are based. These adjustments minimize changes in the market value of the obligation. Similar to fixed rate debt instruments, variable and floating rate instruments are subject to changes in value based on changes in market interest rates or changes in the issuer’s creditworthiness. The rate of interest on securities may be tied to U.S. Government Securities or indices on those securities as well as any other rate of interest or index.

Variable and floating rate demand notes of corporations are redeemable upon a specified period of notice. These obligations include master demand notes that permit investment of fluctuating amounts at varying interest rates under direct arrangements with the issuer of the instrument. The issuer of these obligations often has the right, after a given period, to prepay the outstanding principal amount of the obligations upon a specified number of days’ notice.

Certain securities may have an initial principal amount that varies over time based on an interest rate index, and, accordingly, a Fund might be entitled to less than the initial principal amount of the security upon the security’s maturity. A Fund intends to purchase these securities only when the Advisor believes the interest income from the instrument justifies any principal risks associated with the instrument. The Advisor may attempt to limit any potential loss of principal by purchasing similar instruments that are intended to provide an offsetting increase in principal. There can be no assurance that the Advisor will be able to limit the effects of principal fluctuations and, accordingly, a Fund may incur losses on those securities even if held to maturity without issuer default.

N.
When-Issued Securities and Forward Commitments. The Funds may purchase securities offered on a “when-issued” and “forward commitment” basis (including a delayed delivery basis). Securities purchased on a “when-issued” or “forward commitment basis” are securities not available for immediate delivery despite the fact that a market exists for those securities. A purchase is made on a “delayed delivery” basis when the transaction is structured to occur sometime in the future.

When these transactions are negotiated, the price, which is generally expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. Normally, the settlement date

Muzinich Funds

NOTES TO FINANCIAL STATEMENTS June 30, 2020 (Unaudited) (Continued)

occurs within two months after the transaction, but delayed settlements beyond two months may be negotiated. During the period between a commitment and settlement, no payment is made for the securities purchased by the purchaser and, thus, no interest accrues to the purchaser from the transaction. At the time a Fund makes the commitment to purchase securities on a when-issued basis or forward commitment, the Fund will record the transaction as a purchase and thereafter reflect the value each day of such securities in determining its NAV. No when-issued or forward commitments will be made by a Fund if, as a result, more than 5% of the Fund’s total assets would be committed to such transactions.

O.
Restricted Cash. Restricted cash represents amounts that are held by third parties under certain of the Funds’ derivative transactions. Such cash is excluded from cash and equivalents in the Statements of Assets and Liabilities. Interest income earned on restricted cash is recorded in “Other income” on the Statements of Operations.

P.
Offsetting Agreements. The Funds may subject to netting arrangements, which govern the terms of certain transactions with counterparties. The arrangements allow the Funds to close out and net its total exposure to a counterparty in the event of a default with respect to all transactions governed under a single agreement with a counterparty.

The following table presents derivative financial instruments that are subject to enforceable netting arrangements, collateral arrangements or other similar agreements as of June 30, 2020:

Credit Opportunities Fund
		Gross Amounts Offset	Net Amounts Presented		Cash Collateral
	Gross	in the Statements	in the Statements	Financial	Pledged
Description	Amounts	of Assets and Liabilities	of Assets and Liabilities	Instruments	(Received)	Net Amount
Assets
Forward foreign
currency exchange
contracts	$570,477	$—	$570,477	$570,477	$—	$—
Liabilities
Forward foreign
currency exchange
contracts	35,804	—	35,804	(570,477)	—	(534,673)

Low Duration Fund
		Gross Amounts Offset	Net Amounts Presented		Cash Collateral
	Gross	in the Statements	in the Statements	Financial	Pledged
Description	Amounts	of Assets and Liabilities	of Assets and Liabilities	Instruments	(Received)	Net Amount
Assets
Forward foreign
currency exchange
contracts	$2,973,853	$—	$2,973,853	$2,973,853	$—	$—
Liabilities
Forward foreign
currency exchange
contracts	3,162,572	—	3,162,572	(2,973,853)	—	188,719

Floating Rate Fund
		Gross Amounts Offset	Net Amounts Presented		Cash Collateral
	Gross	in the Statements	in the Statements	Financial	Pledged
Description	Amounts	of Assets and Liabilities	of Assets and Liabilities	Instruments	(Received)	Net Amount
Assets
Forward foreign
currency exchange
contracts	$23,392	$—	$23,392	$23,392	$—	$—
Liabilities
Forward foreign
currency exchange
contracts	—	—	—	(23,392)	—	(23,392)

Muzinich Funds

NOTES TO FINANCIAL STATEMENTS June 30, 2020 (Unaudited) (Continued)

Q.
Subsequent Events. In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. The Funds have determined that there were no subsequent events that would need to be disclosed in the Funds’ financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

The Advisor provides the Funds with investment management services under an Investment Advisory Agreement (the “Advisory Agreement”). Under the Advisory Agreement, the Advisor furnishes all investment advice, office space, facilities, and most of the personnel needed by each Fund. As compensation for its services, the Advisor is entitled to receive a monthly fee. For the Credit Opportunities Fund, the Advisor is entitled to a monthly fee at the annual rate of 0.60% based upon the average daily net assets of the Fund. For the U.S. High Yield Fund, the Advisor is entitled to a monthly fee at the annual rate of 0.55% based upon the average daily net assets of the Fund. For the Low Duration Fund, the Advisor is entitled to a monthly fee at the annual rate of 0.45% based upon the average daily net assets of the Fund. For the Floating Rate Fund, the Advisor is entitled to a monthly fee at the annual rate of 0.50% based upon the average daily net assets of the Fund. The investment advisory fees incurred by the Funds for the six months ended June 30, 2020, are disclosed in the Statements of Operations. The investment advisory fees incurred are paid monthly to the Advisor, net of any monthly waiver or reimbursement discussed below.

The Advisor has contractually agreed to waive its fees and reimburse certain expenses (excluding taxes, leverage interest, portfolio transaction expenses, acquired fund fees and expenses, and extraordinary expenses) to limit total expenses for Institutional Shares and Supra Institutional Shares to 0.70% and 0.60%, respectively, of the Credit Opportunities Fund’s average daily net assets, Class A Shares, Institutional Shares, and Supra Institutional Shares to 0.93%, 0.68% and 0.58%, respectively, of the U.S. High Yield Fund’s average daily net assets, Class A Shares, Institutional Shares, and Supra Institutional Shares to 0.85%, 0.60% and 0.50%, respectively, of the Low Duration Fund’s average daily net assets and Class A Shares, Institutional Shares, and Supra Institutional Shares to 0.90%, 0.65% and 0.55%, respectively, of the Floating Rate Fund’s average net assets. The Operating Expenses Limitation Agreements have an indefinite term and may be terminated at any time, and without payment of any penalty, by the Board, on behalf of the Funds, upon sixty (60) days’ written notice to the Advisor. Any fees waived and/or Fund expenses absorbed by the Advisor pursuant to an agreed-upon expense cap shall be reimbursed by the Funds to the Advisor, if so requested by the Advisor, any time before the end of the third year following the fee waiver and/or expense absorption, provided the aggregate amount of the Funds’ current operating expenses for such year does not exceed the lesser expense cap in place at the time of waiver or at the time of reimbursement. The Funds must pay their current ordinary operating expenses before the Advisor is entitled to any reimbursement of fees and/or expenses. Any such reimbursement is also contingent upon the Board’s review and approval. The amounts of fees waived and expenses absorbed by the Advisor during the six months ended June 30, 2020, are disclosed in the Statements of Operations.  Any amount due from the Advisor is paid monthly to the Funds, if applicable.

As of June 30, 2020, the remaining cumulative amounts that may be recouped by the Advisor on behalf of the Funds are shown in the following tables. The Advisor may recapture a portion of the unreimbursed amounts no later than the dates as stated.

Expiration	Credit Opportunities Fund	U.S. High Yield Fund	Low Duration Fund	Floating Rate Fund
December 31, 2020	$483,951	$161,828	$515,158	N/A
December 31, 2021	805,550	279,608	864,248	$93,217
December 31, 2022	627,223	241,670	617,857	138,558
December 31, 2023	300,102	102,155	313,576	58,213
Total	$2,216,826	$785,261	$2,310,839	$289,988

If a Fund invested in other investment vehicles sponsored by the Advisor (“Affiliated Mutual Fund”) during the period, the Advisor waived its advisory fee to the Fund in an amount equal to the overall operating expenses of the advisory fees paid to the Advisor by the other Muzinich Funds Affiliated Mutual Fund in respect to Fund assets so invested. Accordingly, the Advisor waived the following fees for the six months ended June 30, 2020:

Fund	Amount Waived
Credit Opportunities Fund	$12,160
Low Duration Fund	21,280

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), acts as the Funds’ administrator, fund accountant and transfer agent. In those capacities Fund Services maintains the Funds’ books and records, calculates the Funds’ NAV, prepares various federal and state regulatory filings, coordinates the payment of fund expenses, reviews expense accruals and prepares materials supplied to the Board. The officers of the Trust and the Chief Compliance

Muzinich Funds

NOTES TO FINANCIAL STATEMENTS June 30, 2020 (Unaudited) (Continued)

Officer are also employees of Fund Services. Fees paid by the Funds to Fund Services for these services for the six months ended June 30, 2020, are disclosed in the Statements of Operations.

Quasar Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares.  U.S. Bank N.A. serves as custodian to the Funds. U.S. Bank N.A. is an affiliate of Fund Services.

The Funds have adopted a Distribution Plan in accordance with Rule 12b-1 under the 1940 Act with respect to Class A shares. The Distribution Plan provides that each Fund may pay a fee to the Distributor, at an annual rate of up to 0.25% of the average daily net assets of Class A shares. No distribution fees are paid by Supra Institutional or Institutional Class shares. These fees may be used by the Distributor to provide compensation for sales support, distribution activities, or shareholder servicing activities. As of June 30, 2020, Class A shares are not offered for the, U.S. High Yield Fund, Low Duration Fund and Floating Rate Fund.

Pursuant to a Shareholder Service Plan adopted by the Trust and established by the Funds with respect to the Class A shares and Institutional Class shares of the Funds, the Advisor is authorized to provide, or arrange for others to provide, personal shareholder services relating to the servicing and maintenance of shareholder accounts not otherwise provided to the Funds (“Shareholder Servicing Activities”). Under the Shareholder Service Plan, the Advisor may enter into shareholder service agreements with securities broker-dealers and other securities professionals who provide Shareholder Servicing Activities for their clients invested in the Funds. The shareholder servicing fees incurred by the Funds for the six months ended June 30, 2020, are disclosed in the Statements of Operations. As of June 30, 2020, Class A shares are not offered for the U.S. High Yield Fund, Low Duration Fund and Floating Rate Fund.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

For the six months ended June 30, 2020, the cost of purchases and proceeds from the sales and maturities of securities, excluding short-term investments, were as follows:

	Purchases	Sales/Maturities
Credit Opportunities Fund	$506,086,343	$381,747,466
U.S. High Yield Fund	49,955,848	29,505,964
Low Duration Fund	284,998,716	389,069,429
Floating Rate Fund	3,079,841	2,492,093

For the six months ended June 30, 2020, the cost of purchases and proceeds from the sales of long-term U.S. Government obligations included in the above, were as follows:

	Purchases	Sales/Maturities
Credit Opportunities Fund	$71,768,294	$66,919,416

There were no purchases or sales of long-term U.S. Government securities for the U.S. High Yield Fund, Low Duration Fund or Floating Rate Fund during the six months ended June 30, 2020.

NOTE 5 – TRANSACTIONS WITH AFFILIATES

The Muzinich Funds’ transactions with affiliates represent holdings for which the respective Fund and the underlying investee fund have the same investment advisor. The following is a reconciliation of the Muzinich Funds’ transactions with affiliates during the six months ended June 30, 2020:

Credit Opportunities Fund

	Share/Par					Change in
	Balance	Value as of				Unrealized	Value as of
Controlled Company	June 30,	December 31,			Realized	Appreciation/	June 30,	Dividend and
Affiliated Mutual Funds	2020	2019	Acquisitions	Dispositions	Gain (Loss)	Depreciation	2020	Interest Income
Floating Rate Fund	400,000	$3,952,000	$—	$—	$—	$(180,000)	$3,772,000	$92,424

Low Duration Fund

	Share/Par					Change in
	Balance	Value as of				Unrealized	Value as of
Controlled Company	June 30,	December 31,			Realized	Appreciation/	June 30,	Dividend and
Affiliated Mutual Funds	2020	2019	Acquisitions	Dispositions	Gain (Loss)	Depreciation	2020	Interest Income
Floating Rate Fund	700,000	$6,916,000	$—	$—	$—	$(315,000)	$6,601,000	$161,741

Muzinich Funds

NOTES TO FINANCIAL STATEMENTS June 30, 2020 (Unaudited) (Continued)

NOTE 6 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the six months ended June 30, 2020 (preliminary), and the year ended December 31, 2019, was as follows:

	Ordinary Income
	June 30, 2020	December 31, 2019
Credit Opportunities Fund	$4,857,112	$25,244,442
U.S. High Yield Fund	1,301,064	2,040,500
Low Duration Fund	4,750,002	12,116,480
Floating Rate Fund	267,680	467,277

	Long-Term Capital Gains[1]
	June 30, 2020	December 31, 2019
Credit Opportunities Fund	$—	$931,568
U.S. High Yield Fund	—	—
Low Duration Fund	—	2,810,958
Floating Rate Fund	—	61,694

[1]	Designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3).

The Funds also designate as distributions of long-term gains, to the extent necessary to fully distribute such capital gains, earnings and profits distributed to shareholders on the redemption of shares.

The cost basis of investments for federal income tax purposes at the Funds’ prior fiscal year end of December 31, 2019, was as follows:

	Credit		Low
	Opportunities	U.S. High	Duration	Floating
	Fund	Yield Fund	Fund	Rate Fund
Cost of investments	$401,569,470	$43,412,451	$722,053,221	$11,244,551
Gross tax unrealized appreciation	9,738,460	1,468,213	12,148,754	109,786
Gross tax unrealized depreciation	(385,340)	(384,836)	(13,849,979)	(243,750)
Net tax unrealized appreciation (depreciation)	9,353,120	1,083,377	(1,701,225)	(133,964)
Undistributed ordinary income (loss)	2,176,120	3,679	1,439,238	9,920
Undistributed long-term capital gains (losses)	728,968	—	—	—
Total distributable earnings	2,905,088	3,679	1,439,238	9,920
Other distributable (accumulated) earnings (losses)	58,862	(484,411)	(3,544,365)	(15,900)
Total distributable (accumulated) earnings (losses)	$12,317,070	$602,645	$(3,806,352)	$(139,944)

Muzinich Funds

NOTES TO FINANCIAL STATEMENTS June 30, 2020 (Unaudited) (Continued)

NOTE 7 – CREDIT FACILITY

U.S. Bank N.A. has made available to the Credit Opportunities Fund, U.S. High Yield Fund and Low Duration Fund credit facilities pursuant to a separate Loan and Security Agreement for temporary or extraordinary purposes. Credit facility details for the six months ended June 30, 2020, are as follows:

Credit Opportunities Fund

Maximum available credit	$20,000,000
Largest amount outstanding on an individual day	51,000
Average daily loan outstanding when in use	51,000
Credit facility outstanding as of June 30, 2020	—
Average interest rate when in use	4.75%

U.S. High Yield Fund

Maximum available credit	$4,000,000
Largest amount outstanding on an individual day	—
Average daily loan outstanding when in use	—
Credit facility outstanding as of June 30, 2020	—
Average interest rate when in use	—

Low Duration Fund

Maximum available credit	$50,000,000
Largest amount outstanding on an individual day	50,000,000
Average daily loan outstanding when in use	19,457,154
Credit facility outstanding as of June 30, 2020	—
Average interest rate when in use	3.75%

Interest expense for the six months ended June 30, 2020, is disclosed in the Statements of Operations, if applicable.

NOTE 8 – SIGNIFICANT SHAREHOLDER HOLDINGS

As of June 30, 2020, shareholders affiliated with the Funds and/or Advisor owned shares of the Funds as follows:

		% of Total Shares Outstanding Owned
	Total Shares Outstanding	by Affiliated Shareholders
Floating Rate Fund	1,159,348	95%

NOTE 9 – ELECTION OF TRUSTEES TO THE BOARD OF TRUSTEES OF THE TRUST

A Special Meeting of Shareholders (the “Meeting”) took place on June 17, 2020. The Meeting was held for all of the funds in the Trust. All Trust shareholders of record, in the aggregate across all funds of the Trust, were entitled to attend or submit proxies. As of the record date, April 20, 2020, the Trust had 980,568,279 shares outstanding. The results of the voting for the proposal was as follows:

Proposal: Election of Trustees to the Board of Trustees of the Trust	For Votes	Votes Withheld
1. Eric W. Falkeis	681,049,390	10,981,441
2. Kathleen T. Barr	681,250,626	10,779,780
3. Ashi S. Parikh	681,087,446	10,940,163

Accordingly, effective June 17, 2020, the Board of Trustees of Professionally Managed Portfolios consists of the following individuals, each of whom have been elected by shareholders:

Kathleen T. Barr, Independent Trustee	Ashi S. Parikh, Independent Trustee
Wallace L. Cook, Independent Trustee	Carl A. Froebel, Independent Trustee
Eric W. Falkeis, Independent Trustee	Steven J. Paggioli, Independent Trustee

Muzinich Funds

NOTES TO FINANCIAL STATEMENTS June 30, 2020 (Unaudited) (Continued)

NOTE 10 – (COVID-19) PANDEMIC

The global outbreak of COVID-19 (commonly referred to as “coronavirus”) has disrupted economic markets and the prolonged economic impact is uncertain. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The operational and financial performance of the issuers of securities in which the Funds invest depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn adversely affect the value and liquidity of the Funds’ investments, impair the Funds’ ability to satisfy redemption requests, and negatively impact the Funds’ performance.

Muzinich Funds

EXPENSE EXAMPLES For the Six Months Ended June 30, 2020 (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including investment advisory fees, service fees, and other Fund expenses.  These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.  These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 31, 2019 – June 30, 2020).

Actual Expenses

The “Actual” lines for each respective class of the following tables provide information about actual account values based on actual returns and actual expenses. You will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by Fund Services, the Funds’ transfer agent.  If you request that a redemption be made by wire transfer, Fund Services currently charges a $15.00 fee.  The Funds charge a redemption fee equal to 1.00% of the net amount of the redemption if you redeem shares within 90 calendar days after you purchase them.  To the extent the Funds invest in shares of other investment companies as part of their strategies, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Funds invest in addition to the expenses of the Funds.  Actual expenses of the underlying funds may vary.  These expenses are not included in the following examples.

The following examples include, but are not limited to, investment advisory fees, shareholder servicing fees, fund accounting fees, fund administration fees, custody fees, and transfer agent fees.  However, the following examples do not include portfolio trading commissions and related expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line for each respective class of the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Funds and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees.  Therefore, each hypothetical line of the tables is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Credit Opportunities Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During the Period
	12/31/2019	6/30/2020	12/31/2019 – 6/30/2020[1]
Supra Institutional Class Actual	$1,000.00	$1,005.30	$2.94
Hypothetical (5% annual return before taxes)	$1,000.00	$1,021.93	$2.97

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During the Period
	12/31/2019	6/30/2020	12/31/2019 – 6/30/2020[1]
Institutional Class Actual	$1,000.00	$1,006.00	$3.24
Hypothetical (5% annual return before taxes)	$1,000.00	$1,021.63	$3.27

[1]
Expenses are equal to the annualized net expense ratio for the most recent six-month period.  The annualized six-month expense ratios for Supra Institutional and Institutional shares were 0.59% and 0.65% (reflecting fee waivers in effect), respectively, multiplied by the average account value over the period multiplied by 182/366 (to reflect the one half-year period).

Muzinich Funds

EXPENSE EXAMPLES For the Six Months Ended June 30, 2020 (Unaudited) (Continued)

U.S. High Yield Fund
	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During the Period
	12/31/2019	6/30/2020	12/31/2019 – 6/30/2020[2]
Supra Institutional Class Actual	$1,000.00	$ 970.90	$2.84
Hypothetical (5% annual return before taxes)	$1,000.00	$1,021.98	$2.92

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During the Period
	12/31/2019	6/30/2020	12/31/2019 – 6/30/2020[2]
Institutional Class Actual	$1,000.00	$ 969.90	$2.84
Hypothetical (5% annual return before taxes)	$1,000.00	$1,021.98	$2.92

Low Duration Fund
	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During the Period
	12/31/2019	6/30/2020	12/31/2019 – 6/30/2020[3]
Supra Institutional Class Actual	$1,000.00	$ 976.20	$2.41
Hypothetical (5% annual return before taxes)	$1,000.00	$1,022.43	$2.46

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During the Period
	12/31/2019	6/30/2020	12/31/2019 – 6/30/2020[3]
Institutional Class Actual	$1,000.00	$ 962.40	$2.39
Hypothetical (5% annual return before taxes)	$1,000.00	$1,022.43	$2.46

Floating Rate Fund
	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During the Period
	12/31/2019	6/30/2020	12/31/2019 – 6/30/2020[4]
Institutional Class Actual	$1,000.00	$ 978.40	$3.20
Hypothetical (5% annual return before taxes)	$1,000.00	$1,021.63	$3.27

[2]
Expenses are equal to the annualized net expense ratio for the most recent six-month period.  The annualized six-month expense ratios for Supra Institutional and Institutional Class shares were 0.58% and 0.58% (reflecting fee waivers in effect), respectively, multiplied by the average account value over the period multiplied by 182/366 (to reflect the one half-year period).

[3]
Expenses are equal to the annualized net expense ratio for the most recent six-month period.  The annualized six-month expense ratios for Supra Institutional Class and Institutional Class shares were 0.49% and 0.49% (reflecting fee waivers in effect), multiplied by the average account value over the period multiplied by 182/366 (to reflect the one half-year period).

[4]
Expenses are equal to the annualized net expense ratio for the most recent six-month period.  The annualized six-month expense ratios for Institutional Class shares was 0.65% (reflecting fee waivers in effect, multiplied by the average account value over the period multiplied by 182/366 (to reflect the one half-year period).

Muzinich Funds

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

Each Fund has adopted a liquidity risk management program (the “program”). The Funds’ Board has designated a committee of the Advisor to serve as the administrator of the program. Personnel of Muzinich conduct the day-to-day operation of the program pursuant to policies and procedures administered by the committee.

Under the program, the committee manages each Fund’s liquidity risk, which is the risk that the Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Fund. This risk is managed by monitoring the degree of liquidity of each Fund’s investments, limiting the amount of each Fund’s illiquid investments, and utilizing various risk management tools and facilities available to each Fund for meeting shareholder redemptions, among other means. The committee’s process of determining the degree of liquidity of each Fund’s investments is supported by one or more third-party liquidity assessment vendors.

The Funds’ Board reviewed a report prepared by the committee regarding the operation and effectiveness of the program for the period December 1, 2018 through December 31, 2019. No significant liquidity events impacting any of the Funds were noted in the report. In addition, the committee provided its assessment that the program had been effective in managing each Fund’s liquidity risk.

Muzinich Funds

INFORMATION ABOUT PROXY VOTING (Unaudited)

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-855-MUZINICH (1-855-689-4642). Furthermore, you can obtain the description on the SEC’s website at www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent period ended June 30 is available without charge, upon request, by calling 1-855-MUZINICH (1-855-689-4642). Furthermore, you can obtain the Funds’ proxy voting records on the SEC’s website at www.sec.gov.

INFORMATION ABOUT THE PORTFOLIO HOLDINGS (Unaudited)

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Form N-PORT reports are available on the SEC’s website at www.sec.gov. The information on the Funds’ Form N-PORT may also be obtained by calling toll-free 1-855-MUZINICH (1-855-689-4642).

INFORMATION ABOUT HOUSEHOLDING (Unaudited)

To reduce expenses, the Funds may mail only one copy of each Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call us at 1-855-MUZINICH (1-855-689-4642) (or contact your financial institution). We will begin sending you individual copies thirty days after receiving your request. In addition, see the Important Notice on the cover page for changes that will be made to the distribution of the annual and semi-annual reports after January 1, 2021.

INFORMATION ABOUT THE FUNDS’ TRUSTEES (Unaudited)

The Statement of Additional Information (“SAI”) includes additional information about the Funds’ Trustees and is available without charge, upon request, by calling 1-855-MUZINICH (1-855-689-4642). Furthermore, you can obtain the SAI on the SEC’s web site at www.sec.gov or the Funds’ website at www.muzinichusfunds.com.

Muzinich Funds

PRIVACY NOTICE (Unaudited)

The Funds collect non-public information about you from the following sources:

• Information we receive about you on applications or other forms;

• Information you give us orally; and

• Information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Funds. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility. We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public information with the same high degree of confidentiality.

In the event that you hold shares of a Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

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Advisor
MUZINICH & CO., INC
450 Park Avenue
New York, New York 10022

Distributor
QUASAR DISTRIBUTORS, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, Wisconsin 53202

Custodian
U.S. BANK N.A.
Custody Operations
1555 North RiverCenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent, Fund Accountant,
and Fund Administrator
U.S. BANCORP FUND SERVICES, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm
TAIT, WELLER & BAKER LLP
Two Liberty Place
50 South 16th Street, Suite 2900
Philadelphia, Pennsylvania 19102-2529

Legal Counsel
SULLIVAN & WORCESTER LLP
1633 Broadway, 32nd Floor
New York, New York 10019

Fund	Class	Symbol	CUSIP
Muzinich Credit Opportunities Fund	Supra Institutional Class	MZCSX	74316J532
	Institutional Class	MZCIX	74316J540

Muzinich U.S. High Yield Corporate Bond Fund	Supra Institutional Class	MZHSX	74316J565
	Institutional Class	MZHIX	74316J573

Muzinich Low Duration Fund	Supra Institutional Class	MZLSX	74316P132
	Institutional Class	MZLIX	74316P124

Muzinich High Income Floating Rate Fund	Institutional Class	MZFIX	74316J615

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has adopted a nominating committee charter that contains the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.  There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees for the period.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to previous Form N-CSR filing.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)     /s/Elaine E. Richards
Elaine E. Richards, President/Principal Executive Officer

Date    September 9, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/Elaine E. Richards
Elaine E. Richards, President/Principal Executive Officer

Date    September 9, 2020

By (Signature and Title)     /s/Aaron J. Perkovich
Aaron J. Perkovich, Treasurer/Principal Financial Officer

Date    September 9, 2020

* Print the name and title of each signing officer under his or her signature.